American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Equity Fund
May 28, 2021

Avantis International Equity Fund - Schedule of Investments
MAY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.2%
Australia — 6.5%
Adairs Ltd.	1,603	5,784
Adbri Ltd.	2,864	7,357
Afterpay Ltd.(1)	244	17,622
AGL Energy Ltd.	1,701	10,847
Alkane Resources Ltd.(1)(2)	2,522	1,705
Alliance Aviation Services Ltd.(1)	1,918	6,522
ALS Ltd.	829	7,748
Altium Ltd.	249	5,412
Alumina Ltd.	4,089	5,376
AMP Ltd.	36,465	33,070
Ampol Ltd.	692	15,574
Ansell Ltd.	204	6,403
APA Group	3,227	22,939
Appen Ltd.	277	2,865
ARB Corp. Ltd.	367	11,906
Ardent Leisure Group Ltd.(1)	1,272	991
Aristocrat Leisure Ltd.	1,247	40,342
Asaleo Care Ltd.	2,137	2,315
ASX Ltd.	368	21,696
Atlas Arteria Ltd.	1,021	4,821
Atlassian Corp. plc, Class A(1)	229	53,421
Aurelia Metals Ltd.	17,744	6,073
Aurizon Holdings Ltd.	15,384	43,320
AusNet Services Ltd.	9,877	13,374
Austal Ltd.	4,451	8,176
Australia & New Zealand Banking Group Ltd.	10,236	228,318
Australian Agricultural Co. Ltd.(1)	2,182	2,085
Australian Ethical Investment Ltd.	409	2,963
Australian Finance Group Ltd.	704	1,514
Australian Pharmaceutical Industries Ltd.	6,282	5,595
Australian Strategic Materials Ltd.(1)(2)	504	1,806
Bank of Queensland Ltd.	4,841	33,707
Beach Energy Ltd.	17,546	17,254
Bega Cheese Ltd.	4,198	18,710
Bendigo & Adelaide Bank Ltd.	3,565	28,844
BHP Group Ltd., ADR(2)	3,791	280,951
Bingo Industries Ltd.	515	1,363
Blackmores Ltd.(2)	116	6,207
BlueScope Steel Ltd.	3,714	61,315
Boral Ltd.(1)	7,801	41,303
Brambles Ltd.	7,712	64,573
Breville Group Ltd.	274	5,740
Brickworks Ltd.	607	9,828
carsales.com Ltd.	1,859	27,892
Cedar Woods Properties Ltd.	198	1,075
Challenger Ltd.	3,358	13,492
Champion Iron Ltd.(1)	4,546	23,108
Class Ltd.	662	883

Cleanaway Waste Management Ltd.	4,316	9,220
Cochlear Ltd.	60	10,424
Codan Ltd.	230	3,371
Coles Group Ltd.	5,726	73,345
Collins Foods Ltd.	144	1,388
Commonwealth Bank of Australia	3,599	279,611
Computershare Ltd.	641	8,009
Coronado Global Resources, Inc.(1)	9,431	5,051
Costa Group Holdings Ltd.	578	1,476
Credit Corp. Group Ltd.	200	4,464
Crown Resorts Ltd.(1)	1,349	13,467
CSL Ltd.	614	137,133
CSR Ltd.	4,888	21,015
Data#3 Ltd.	932	4,304
Deterra Royalties Ltd.	3,894	12,575
Dicker Data Ltd.(2)	234	1,894
Domino's Pizza Enterprises Ltd.	338	28,018
Downer EDI Ltd.	3,856	16,909
Eclipx Group Ltd.(1)	5,402	8,872
Elders Ltd.	290	2,495
Emeco Holdings Ltd.(1)	5,966	4,165
EML Payments Ltd.(1)	3,800	10,024
Evolution Mining Ltd.	9,829	39,880
Flight Centre Travel Group Ltd.(1)	361	4,274
Fortescue Metals Group Ltd.	7,775	132,784
Galaxy Resources Ltd.(1)	8,955	26,470
Genworth Mortgage Insurance Australia Ltd.(1)	1,713	3,659
Gold Road Resources Ltd.	4,670	5,399
GrainCorp Ltd., A Shares	3,047	11,784
GUD Holdings Ltd.	684	6,272
GWA Group Ltd.	2,433	5,357
Harvey Norman Holdings Ltd.	5,521	22,445
HT&E Ltd.(1)	1,854	2,495
Humm Group Ltd.(1)	743	584
IDP Education Ltd.	1,098	19,031
IGO Ltd.	5,101	29,888
Iluka Resources Ltd.	3,894	23,143
Imdex Ltd.	5,249	8,446
Incitec Pivot Ltd.	6,650	11,865
Infomedia Ltd.	4,782	5,086
Inghams Group Ltd.	3,906	10,281
Insurance Australia Group Ltd.	3,293	12,694
Integrated Research Ltd.	1,922	3,438
InvoCare Ltd.	1,729	14,071
IOOF Holdings Ltd.	255	772
IPH Ltd.	175	909
IRESS Ltd.	114	937
James Hardie Industries plc	1,775	58,100
JB Hi-Fi Ltd.	392	14,553
Johns Lyng Group Ltd.	704	2,333
Jumbo Interactive Ltd.	617	7,169
Jupiter Mines Ltd.	22,840	5,102
Karoon Energy Ltd.(1)	1,342	1,262
Kogan.com Ltd.(2)	842	6,605
Lendlease Corp. Ltd.	1,169	11,162

Lovisa Holdings Ltd.	719	7,789
Lynas Rare Earths Ltd.(1)	5,893	25,157
Macmahon Holdings Ltd.	6,093	916
Macquarie Group Ltd.	663	78,022
Magellan Financial Group Ltd.	644	23,999
Mayne Pharma Group Ltd.(1)	3,287	938
McMillan Shakespeare Ltd.	968	9,141
Medibank Pvt Ltd.	9,294	22,462
Metcash Ltd.	9,942	27,001
Mineral Resources Ltd.	1,750	61,923
Monadelphous Group Ltd.	839	6,572
Money3 Corp. Ltd.	3,577	8,818
MyState Ltd.	613	2,301
National Australia Bank Ltd.	9,262	193,776
Netwealth Group Ltd.	1,149	12,802
New Energy Solar Ltd.	2,331	1,510
New Hope Corp. Ltd.	4,936	5,594
Newcrest Mining Ltd.	3,260	70,502
NEXTDC Ltd.(1)	771	6,551
nib holdings Ltd.	3,090	15,035
Nick Scali Ltd.	1,075	9,068
Nine Entertainment Co. Holdings Ltd.	9,409	21,518
Northern Star Resources Ltd.	2,841	24,970
NRW Holdings Ltd.	5,096	6,684
Nufarm Ltd.(1)	3,201	12,007
Oil Search Ltd.	11,011	31,614
Omni Bridgeway Ltd.	656	1,988
Orica Ltd.	841	8,924
Origin Energy Ltd.	5,239	16,498
Orocobre Ltd.(1)	535	2,715
Orora Ltd.	7,725	18,775
OZ Minerals Ltd.	2,164	42,361
Pacific Current Group Ltd.	220	926
Paladin Energy Ltd.(1)(2)	44,959	18,001
Peet Ltd.	1,161	1,055
Pendal Group Ltd.	904	5,643
Perenti Global Ltd.	7,641	3,919
Perpetual Ltd.	305	8,962
Perseus Mining Ltd.(1)	15,994	17,213
Pilbara Minerals Ltd.(1)	28,029	26,447
Platinum Asset Management Ltd.	2,221	8,026
Premier Investments Ltd.	548	11,180
Pro Medicus Ltd.(2)	76	2,660
PWR Holdings Ltd.	302	1,452
Qantas Airways Ltd.(1)	2,914	10,828
QBE Insurance Group Ltd.	2,300	19,577
Qube Holdings Ltd.	2,698	6,335
Ramelius Resources Ltd.	9,222	13,859
Ramsay Health Care Ltd.	461	22,543
REA Group Ltd.	143	18,145
Red 5 Ltd.(1)	29,625	3,646
Regis Resources Ltd.	8,289	16,775
Reliance Worldwide Corp. Ltd.	3,953	15,786
Resimac Group Ltd.	2,359	4,367
Resolute Mining Ltd.(1)(2)	13,533	6,088

Rio Tinto Ltd.	977	92,673
Sandfire Resources Ltd.	1,804	9,945
Santos Ltd.	12,002	63,748
SeaLink Travel Group Ltd.	288	2,183
SEEK Ltd.	519	12,438
Select Harvests Ltd.	1,691	7,692
Senex Energy Ltd.	2,725	6,570
Seven Group Holdings Ltd.	77	1,211
Sigma Healthcare Ltd.	13,377	6,447
Silver Lake Resources Ltd.(1)	8,626	13,110
Sims Ltd.	1,174	14,356
SmartGroup Corp. Ltd.	213	1,132
Sonic Healthcare Ltd.	474	12,734
South32 Ltd.	29,240	67,629
Southern Cross Media Group Ltd.(1)	4,053	5,846
Spark Infrastructure Group	8,055	13,546
St. Barbara Ltd.	9,225	13,442
Star Entertainment Grp Ltd. (The)(1)	4,164	13,086
Suncorp Group Ltd.	2,400	20,732
Super Retail Group Ltd.	1,871	18,365
Sydney Airport(1)	2,096	9,570
Tassal Group Ltd.	2,716	7,857
Technology One Ltd.	1,557	11,028
Telstra Corp. Ltd.	21,084	56,769
TPG Telecom Ltd.	1,035	4,211
Transurban Group	6,075	65,172
Treasury Wine Estates Ltd.	5,591	50,675
Tuas Ltd.(1)	517	259
United Malt Grp Ltd.	889	3,020
Viva Energy Group Ltd.	6,243	9,929
Vocus Group Ltd.(1)	2,212	9,319
Washington H Soul Pattinson & Co. Ltd.(2)	499	11,435
Wesfarmers Ltd.	3,934	168,583
West African Resources Ltd.(1)	6,111	4,974
Western Areas Ltd.	3,767	7,258
Westgold Resources Ltd.(1)	4,361	7,544
Westpac Banking Corp., ADR(2)	8,726	178,534
Whitehaven Coal Ltd.(1)	8,636	10,655
WiseTech Global Ltd.	66	1,411
Woodside Petroleum Ltd.	4,408	75,219
Woolworths Group Ltd.	4,056	131,222
Worley Ltd.	123	1,006
		4,643,564
Austria — 0.3%
Addiko Bank AG	63	1,057
ANDRITZ AG	132	7,707
AT&S Austria Technologie & Systemtechnik AG	321	11,718
BAWAG Group AG(1)	235	13,081
CA Immobilien Anlagen AG	25	1,085
DO & CO. AG(1)	67	5,976
Erste Group Bank AG	582	24,108
EVN AG	389	9,589
IMMOFINANZ AG(1)	206	4,616
Lenzing AG(1)	88	12,165
Oesterreichische Post AG	141	7,304

OMV AG	275	15,955
Porr AG(1)	59	1,205
Raiffeisen Bank International AG	434	10,343
S IMMO AG	41	1,090
Schoeller-Bleckmann Oilfield Equipment AG(1)	122	5,450
Semperit AG Holding	239	10,876
Telekom Austria AG(1)	134	1,173
UNIQA Insurance Group AG	655	5,970
Verbund AG	155	14,343
Vienna Insurance Group AG Wiener Versicherung Gruppe	237	6,702
voestalpine AG	461	20,693
Wienerberger AG	313	12,207
		204,413
Belgium — 0.9%
Ackermans & van Haaren NV	141	22,856
Ageas SA/NV	935	60,489
AGFA-Gevaert NV(1)	1,104	5,229
Anheuser-Busch InBev SA, ADR	1,272	96,380
Argenx SE, ADR(1)	55	15,345
Barco NV	196	5,369
Bekaert SA	521	25,047
bpost SA(1)	707	9,437
Cie d'Entreprises CFE	92	10,286
D'ieteren SA	122	14,403
Econocom Group SA	2,474	9,929
Elia Group SA(2)	104	11,316
Etablissements Franz Colruyt NV	369	22,470
Euronav NV(2)	1,872	17,905
EVS Broadcast Equipment SA	45	1,003
Fagron	492	11,171
Galapagos NV, ADR(1)	169	12,868
Gimv NV	124	7,964
Greenyard NV(1)(2)	440	4,637
Ion Beam Applications(2)	379	7,744
KBC Group NV	794	65,000
Kinepolis Group NV(1)	140	8,458
Melexis NV	162	16,896
Ontex Group NV(1)	466	6,274
Proximus SADP	1,117	22,765
Recticel SA	513	9,835
Solvay SA	537	72,682
Telenet Group Holding NV	98	3,815
Tessenderlo Group SA(1)	202	8,578
UCB SA	272	25,531
Umicore SA	979	58,912
		670,594
Canada — 9.8%
AcuityAds Holdings, Inc.(1)	500	5,476
Advantage Energy Ltd.(1)	600	1,778
Aecon Group, Inc.	460	6,983
Agnico Eagle Mines Ltd.	700	50,400
Air Canada(1)	400	9,000
Alamos Gold, Inc., Class A	2,100	19,174
Alaris Equity Partners Income	100	1,371
Algonquin Power & Utilities Corp.	1,900	29,018

Alimentation Couche-Tard, Inc., B Shares	1,900	69,486
AltaGas Ltd.	700	13,895
Altius Minerals Corp.	500	7,359
ARC Resources Ltd.	3,588	27,265
Argonaut Gold, Inc.(1)	700	1,756
Aritzia, Inc.(1)	600	14,776
Atco Ltd., Class I	600	21,615
Atrium Mortgage Investment Corp.(2)	100	1,170
AutoCanada, Inc.(1)(2)	400	14,225
B2Gold Corp.	8,400	42,972
Badger Infrastructure Solution	400	12,887
Bank of Montreal	2,117	222,258
Bank of Nova Scotia (The)	2,800	188,482
Barrick Gold Corp., (Toronto)	2,600	62,651
Bausch Health Cos., Inc.(1)	920	29,579
Baytex Energy Corp.(1)	6,650	10,129
BCE, Inc.	400	19,887
Birchcliff Energy Ltd.(2)	3,300	9,397
Bird Construction, Inc.(2)	300	2,399
BlackBerry Ltd.(1)(2)	1,700	17,084
Bombardier, Inc., B Shares(1)(2)	7,100	5,701
Boyd Group Services, Inc.	99	17,195
Brookfield Asset Management, Inc., Class A	1,250	62,901
Brookfield Infrastructure Corp., Class A(2)	71	5,082
BRP, Inc.	100	8,428
CAE, Inc.(1)	1,300	40,279
Calibre Mining Corp.(1)(2)	2,700	4,716
Cameco Corp.	1,800	35,924
Canaccord Genuity Group, Inc.	1,200	13,092
Canacol Energy Ltd.	2,100	5,736
Canada Goose Holdings, Inc.(1)(2)	100	4,039
Canadian Imperial Bank of Commerce	1,700	200,473
Canadian National Railway Co.	1,400	157,609
Canadian Natural Resources Ltd.	4,900	169,749
Canadian Pacific Railway Ltd.	1,500	121,808
Canadian Tire Corp. Ltd., Class A	400	68,461
Canadian Utilities Ltd., A Shares	300	8,667
Canadian Western Bank	800	24,237
Canfor Corp.(1)	500	12,388
Capital Power Corp.	1,200	38,184
Capstone Mining Corp.(1)	5,000	23,012
Cascades, Inc.	800	9,039
CCL Industries, Inc., Class B	400	22,572
Celestica, Inc.(1)	1,700	14,677
Cenovus Energy, Inc.	6,238	50,656
Centerra Gold, Inc.	1,900	15,445
CES Energy Solutions Corp.(1)	4,300	6,229
CGI, Inc.(1)	300	26,815
Chorus Aviation, Inc.(1)	1,800	6,973
CI Financial Corp.	800	14,854
Cogeco Communications, Inc.	100	9,755
Cogeco, Inc.	100	7,865
Computer Modelling Group Ltd.	200	917
Corus Entertainment, Inc., B Shares(2)	2,600	13,193
Crescent Point Energy Corp.(2)	8,000	32,714

Descartes Systems Group, Inc. (The)(1)	200	11,698
Dollarama, Inc.	1,000	43,740
Doman Building Materials Group Ltd.	1,000	7,185
Dorel Industries, Inc., Class B(1)	500	5,000
DREAM Unlimited Corp., Class A	400	8,248
Dundee Precious Metals, Inc.	1,390	10,137
ECN Capital Corp.	300	2,088
Eldorado Gold Corp. (Toronto)(1)	1,200	14,254
Element Fleet Management Corp.	3,700	41,838
Emera, Inc.	500	23,385
Empire Co. Ltd., Class A	1,000	34,220
Enbridge, Inc.	2,700	103,861
Endeavour Mining Corp.	1,938	46,523
Enerflex Ltd.	1,000	6,606
Enerplus Corp.(2)	3,758	24,575
Enghouse Systems Ltd.	300	13,187
Equinox Gold Corp.(1)	1,293	12,009
Equitable Group, Inc.	200	23,178
ERO Copper Corp.(1)	600	13,956
Evertz Technologies Ltd.	400	5,112
Exchange Income Corp.	300	9,824
Exco Technologies Ltd.	200	1,816
Extendicare, Inc.(2)	1,100	7,348
Fairfax Financial Holdings Ltd.	100	46,968
Finning International, Inc.	1,800	44,700
First Majestic Silver Corp.(2)	900	15,995
First Mining Gold Corp.(1)	9,000	2,868
First National Financial Corp.	100	4,304
First Quantum Minerals Ltd.	2,400	59,699
FirstService Corp.	100	16,224
Fortis, Inc.	1,300	59,315
Fortuna Silver Mines, Inc.(1)(2)	2,200	15,279
Franco-Nevada Corp.	200	29,918
Freehold Royalties Ltd.(2)	1,300	9,717
Galiano Gold, Inc.(1)(2)	1,100	1,457
George Weston Ltd.	300	29,365
Gibson Energy, Inc.	1,000	19,759
Gildan Activewear, Inc.(2)	1,500	54,261
goeasy Ltd.(2)	200	24,148
Gran Colombia Gold Corp.	300	1,294
Great-West Lifeco, Inc.	700	21,521
Hardwoods Distribution, Inc.	100	2,675
High Liner Foods, Inc.	200	2,202
Home Capital Group, Inc.(1)	600	17,284
Hudbay Minerals, Inc.	2,400	18,158
Hydro One Ltd.	1,500	38,169
i-80 Gold Corp.(1)	800	1,702
iA Financial Corp., Inc.	400	23,016
IAMGOLD Corp.(1)	5,900	21,343
IGM Financial, Inc.	200	7,362
Imperial Oil Ltd.	800	26,396
Intact Financial Corp.	300	40,737
Inter Pipeline Ltd.(2)	1,500	21,953
Interfor Corp.(2)	1,000	25,802
International Petroleum Corp.(1)(2)	2,000	8,510

Intertape Polymer Group, Inc.	900	21,791
Ivanhoe Mines Ltd., Class A(1)	2,400	17,642
Karora Resources, Inc.(1)	1,900	6,967
Keyera Corp.(2)	2,000	49,601
Kinross Gold Corp.	9,800	79,419
Kirkland Lake Gold Ltd.	1,330	57,646
Knight Therapeutics, Inc.(1)	1,000	4,354
Labrador Iron Ore Royalty Corp.(2)	500	18,368
Largo Resources Ltd.(1)	700	10,245
Laurentian Bank of Canada	300	10,835
LifeWorks, Inc.	300	8,314
Linamar Corp.	500	32,735
Loblaw Cos. Ltd.	700	43,076
Lundin Mining Corp.	4,300	46,166
Magna International, Inc.	1,600	160,894
Major Drilling Group International, Inc.(1)	300	2,625
Manulife Financial Corp.	7,100	148,342
Maple Leaf Foods, Inc.	400	8,851
Martinrea International, Inc.	1,100	12,384
MEG Energy Corp.(1)	3,100	20,580
Methanex Corp.	700	24,887
Metro, Inc.	600	29,055
MTY Food Group, Inc.(1)	200	10,165
Mullen Group Ltd.	1,400	15,089
National Bank of Canada	1,900	148,282
New Gold, Inc. (Toronto)(1)	8,300	17,520
North American Construction Group Ltd.	700	9,155
North West Co., Inc. (The)	500	15,028
Northland Power, Inc.	1,180	39,481
Novagold Resources, Inc.(1)	392	4,022
Nutrien Ltd.	1,400	87,068
NuVista Energy Ltd.(1)(2)	1,000	2,475
OceanaGold Corp.(1)	3,700	7,841
Onex Corp.	600	43,960
Open Text Corp.	400	18,791
Osisko Gold Royalties Ltd. (Toronto)	900	12,844
Osisko Mining, Inc.(1)	1,400	4,010
Pan American Silver Corp.	770	25,916
Paramount Resources Ltd., A Shares(1)	1,000	11,895
Parex Resources, Inc.(1)	1,700	29,017
Parkland Corp.(2)	700	22,940
Pason Systems, Inc.	1,100	7,895
Pembina Pipeline Corp.	1,400	45,255
Peyto Exploration & Development Corp.	3,100	14,114
Pizza Pizza Royalty Corp.	200	1,753
Pollard Banknote Ltd.	200	10,120
Power Corp. of Canada	605	19,732
PrairieSky Royalty Ltd.(2)	1,200	13,360
Precision Drilling Corp.(1)(2)	300	9,511
Pretium Resources, Inc.(1)	1,350	15,377
Primo Water Corp.	700	12,110
Quarterhill, Inc.	800	1,576
Quebecor, Inc., Class B(2)	500	13,588
Real Matters, Inc.(1)	650	8,916
Restaurant Brands International, Inc.	400	27,896

Richelieu Hardware Ltd.	400	14,238
Ritchie Bros Auctioneers, Inc.	400	23,893
Rogers Communications, Inc., Class B	1,600	82,606
Roxgold, Inc.(1)	5,300	10,222
Royal Bank of Canada	3,283	341,385
Russel Metals, Inc.(2)	1,000	27,342
Sabina Gold & Silver Corp.(1)	3,500	5,099
Sandstorm Gold Ltd.(1)	800	6,980
Saputo, Inc.	900	31,230
Secure Energy Services, Inc.(2)	2,000	7,003
Shaw Communications, Inc., B Shares	2,900	86,708
Shopify, Inc., Class A(1)	100	124,367
Sienna Senior Living, Inc.(2)	100	1,338
Silvercorp Metals, Inc.	800	5,145
Sleep Country Canada Holdings, Inc.	200	4,970
SNC-Lavalin Group, Inc.	100	2,748
SSR Mining, Inc.	1,409	26,114
Stantec, Inc.	400	17,893
Stella-Jones, Inc.	500	19,138
Sun Life Financial, Inc.	1,100	59,250
Suncor Energy, Inc.(2)	6,066	140,095
SunOpta, Inc.(1)	900	11,235
Superior Plus Corp.(2)	1,400	17,395
Tamarack Valley Energy Ltd.(1)	4,700	9,921
Taseko Mines Ltd.(1)(2)	3,500	8,663
TC Energy Corp.	1,800	91,948
Teck Resources Ltd., Class B	2,400	59,203
TELUS Corp.	1,700	38,361
TFI International, Inc.	500	47,928
Thomson Reuters Corp.	200	19,589
Timbercreek Financial Corp.(2)	700	5,499
TMX Group Ltd.(2)	100	11,120
Torex Gold Resources, Inc.(1)	1,060	15,469
Toromont Industries Ltd.	400	36,343
Toronto-Dominion Bank (The)	3,890	280,371
Tourmaline Oil Corp.	2,300	56,032
TransAlta Corp.	3,000	27,168
TransAlta Renewables, Inc.(2)	500	7,988
Transcontinental, Inc., Class A	960	17,872
Trican Well Service Ltd.(1)(2)	3,500	6,635
Tricon Residential, Inc.	1,030	11,033
Turquoise Hill Resources Ltd.(1)	1,100	19,641
Uranium Participation Corp.(1)	1,400	6,455
Vermilion Energy, Inc.(1)(2)	2,233	17,172
Viemed Healthcare, Inc.(1)	200	1,564
Viemed Healthcare, Inc. (Toronto)(1)	474	3,702
Wajax Corp.	500	9,507
Wesdome Gold Mines Ltd.(1)	700	6,455
West Fraser Timber Co. Ltd.	572	44,016
Westshore Terminals Investment Corp.	600	9,124
Wheaton Precious Metals Corp.	800	38,376
Whitecap Resources, Inc.(2)	6,996	33,183
Winpak Ltd.	200	6,639
WSP Global, Inc.	200	22,684

Yamana Gold, Inc.	6,700	35,107
		6,966,387
Denmark — 2.1%
Alm Brand A/S	379	3,936
Ambu A/S, B Shares	369	14,085
AP Moller - Maersk A/S, A Shares	11	28,995
AP Moller - Maersk A/S, B Shares	21	57,920
Bavarian Nordic A/S(1)(2)	238	10,545
Carlsberg A/S, B Shares	101	18,550
Chemometec A/S	95	11,569
Chr Hansen Holding A/S	205	18,403
Coloplast A/S, B Shares	233	36,974
D/S Norden A/S	305	8,610
Danske Bank A/S	2,467	46,467
Demant A/S(1)	172	9,180
Dfds A/S(1)	208	12,267
Drilling Co. of 1972 A/S (The)(1)	360	15,275
DSV Panalpina A/S	307	74,843
FLSmidth & Co. A/S	181	7,493
Genmab A/S, ADR(1)	2,074	84,246
GN Store Nord AS	283	24,048
H Lundbeck A/S	204	6,514
H+H International A/S, B Shares(1)	331	10,737
ISS A/S(1)	46	977
Jyske Bank A/S(1)	261	13,471
Netcompany Group A/S	132	15,325
Nilfisk Holding A/S(1)	257	8,404
NKT A/S(1)	296	13,403
NNIT A/S	254	5,285
Novo Nordisk A/S, ADR	4,369	344,714
Novozymes A/S, B Shares	850	62,032
Orsted AS	577	88,240
Pandora A/S	903	121,969
Per Aarsleff Holding A/S	208	9,965
Ringkjoebing Landbobank A/S	119	12,174
Rockwool International A/S, B Shares	68	33,769
Royal Unibrew A/S	310	40,055
Schouw & Co. A/S	57	6,348
SimCorp A/S	158	21,392
Solar A/S, B Shares	136	12,470
SP Group A/S	96	5,974
Spar Nord Bank A/S	147	1,662
Sydbank AS	331	10,638
Topdanmark AS	245	12,633
TORM plc	105	975
Tryg A/S	1,089	25,861
Vestas Wind Systems A/S	3,545	138,584
		1,506,977
Finland — 1.0%
Aktia Bank Oyj	500	6,791
Altia Oyj(2)	360	4,608
CapMan Oyj, B Shares	696	2,262
Cargotec Oyj, B Shares	258	14,666
Caverion OYJ	704	5,440
Citycon Oyj	126	1,139

Elisa Oyj	291	17,255
Finnair Oyj(1)	3,004	2,615
Fortum Oyj(2)	1,244	35,935
HKScan Oyj, A Shares	1,333	3,916
Huhtamaki Oyj	287	13,530
Kemira Oyj	742	12,185
Kesko Oyj, B Shares	1,344	46,728
Kojamo Oyj	408	9,338
Kone Oyj, B Shares	576	46,861
Konecranes Oyj	267	12,185
Marimekko Oyj	28	2,285
Metsa Board Oyj	1,277	15,114
Metso Outotec Oyj	2,567	30,428
Neles Oyj	508	7,592
Neste Oyj	420	27,702
Nokia Oyj, ADR(1)	9,942	51,301
Nokian Renkaat Oyj	973	38,970
Oriola Oyj, B Shares	441	982
Orion Oyj, Class B	698	30,818
Outokumpu Oyj(1)	3,333	18,604
Sampo Oyj, A Shares	772	36,769
Sanoma Oyj	490	8,279
Stora Enso Oyj, R Shares	2,551	45,445
TietoEVRY Oyj	97	3,166
Tokmanni Group Corp.	341	9,462
UPM-Kymmene Oyj	2,370	90,500
Uponor Oyj	617	18,465
Valmet Oyj	579	25,121
Wartsila Oyj Abp	1,458	19,677
YIT Oyj(2)	1,099	6,822
		722,956
France — 9.2%
ABC arbitrage	396	3,459
Accor SA(1)	446	17,761
Aeroports de Paris(1)	94	12,772
Air France-KLM(1)(2)	2,011	11,359
Air Liquide SA	784	133,332
Airbus SE(1)	1,088	142,948
AKWEL	46	1,571
Albioma SA	255	11,210
ALD SA(2)	1,038	15,905
Alstom SA(1)	945	53,325
Alten SA(1)	263	32,210
Amundi SA	177	15,735
APERAM SA(2)	467	25,747
ArcelorMittal SA(1)(2)	4,963	161,744
Arkema SA	834	110,499
Atari SA(1)	5,671	3,877
Atos SE	526	35,176
Aubay	27	1,326
AXA SA	6,355	176,914
Beneteau SA(1)	88	1,510
Bigben Interactive(1)	62	1,454
BioMerieux	136	15,705
BNP Paribas SA(2)	3,723	256,310

Bollore SA	241	1,247
Bonduelle SCA	188	5,030
Bouygues SA	1,215	49,409
Bureau Veritas SA(1)	2,025	62,091
Capgemini SE	326	60,952
Carrefour SA	3,793	77,177
Casino Guichard Perrachon SA(1)	140	4,520
Cellectis SA, ADR(1)	316	4,952
CGG SA(1)	5,929	6,287
Chargeurs SA	243	6,730
Cie de Saint-Gobain(1)	2,992	200,843
Cie des Alpes(1)	32	903
Cie Generale des Etablissements Michelin SCA(2)	1,131	172,860
Cie Plastic Omnium SA	611	21,000
CNP Assurances	1,117	20,537
Coface SA(1)	947	11,550
Credit Agricole SA	3,368	50,481
Danone SA	158	11,263
Dassault Aviation SA	17	21,347
Dassault Systemes SE	148	33,993
Derichebourg SA(1)	1,448	14,847
Edenred	438	24,122
Eiffage SA	787	86,838
Electricite de France SA	2,597	36,732
Elis SA(1)	536	10,210
Engie SA(2)	2,395	35,792
Eramet SA(1)	180	12,988
EssilorLuxottica SA	387	67,194
Etablissements Maurel et Prom SA(1)(2)	1,540	3,455
Eurazeo SE	79	6,989
Eurofins Scientific SE(1)	385	41,247
Euronext NV	633	67,261
Eutelsat Communications SA	2,032	25,566
Faurecia SE(1)	838	45,985
Faurecia SE, (Italy)(1)	167	9,132
Fnac Darty SA(1)	114	7,958
Focus Home Interactive SA(1)	53	4,738
Gaztransport Et Technigaz SA	238	19,808
Getlink SE	1,718	27,095
Hermes International	47	65,482
ID Logistics Group(1)	24	7,016
Iliad SA	169	27,748
Imerys SA	381	19,897
Innate Pharma SA(1)(2)	719	2,691
Interparfums SA	127	9,602
Ipsen SA	460	48,017
Jacquet Metals SACA	231	5,940
JCDecaux SA(1)	633	18,544
Kaufman & Broad SA	197	9,365
Kering SA	234	214,297
L'Oreal SA	402	181,993
La Francaise des Jeux SAEM	944	53,248
Lagardere SCA(1)	505	12,774
Legrand SA	515	54,022
LISI	253	8,897

LNA Sante SA	19	1,159
LVMH Moet Hennessy Louis Vuitton SE	636	509,456
Maisons du Monde SA(1)	672	18,665
Manitou BF SA	243	7,987
Mersen SA(1)	230	8,584
Metropole Television SA	374	7,934
MGI Digital Graphic Technology(1)	17	951
Natixis SA(1)	4,255	21,028
Neoen SA(1)(2)	122	5,113
Nexans SA	441	39,025
Nexity SA	126	6,559
Orange SA, ADR	5,372	68,762
Orpea SA(1)	451	56,659
Pernod Ricard SA	498	109,946
Pharmagest Interactive	37	4,101
Publicis Groupe SA	953	64,419
Quadient SA	622	18,219
Remy Cointreau SA	109	22,733
Renault SA(1)	1,312	54,444
Rexel SA(1)	1,737	35,341
Rubis SCA	343	16,493
Safran SA	646	97,681
Sanofi, ADR	2,585	138,117
Sartorius Stedim Biotech	97	42,046
Schneider Electric SE	674	107,274
SCOR SE(1)	762	24,806
SEB SA	144	27,020
SES SA	3,489	29,037
Societe BIC SA	244	18,484
Societe Generale SA	4,813	154,108
Sodexo SA(1)	246	23,742
SOITEC(1)	72	14,547
Solutions 30 SE(1)(2)	872	6,036
Sopra Steria Group SACA(1)	72	13,323
SPIE SA	545	13,066
STMicroelectronics NV, (New York)	5,945	221,986
Suez SA	662	16,124
Tarkett SA(1)	557	13,708
Technicolor SA(1)	2,087	8,925
Teleperformance	359	137,549
Television Francaise 1	741	7,745
Thales SA	576	59,061
TOTAL SE, ADR	7,995	373,287
Trigano SA	115	24,056
Ubisoft Entertainment SA(1)	864	62,844
Valeo SA	2,413	79,287
Veolia Environnement SA	3,520	110,987
Verallia SA	391	15,634
Vicat SA	157	8,293
Vilmorin & Cie SA	19	1,348
Vinci SA	1,713	194,721
Virbac SA(1)	55	18,131
Vivendi SE	1,018	37,075
Worldline SA(1)	151	14,510

X-Fab Silicon Foundries SE(1)	839	8,070
		6,552,717
Germany — 7.9%
2G Energy AG	35	3,987
Aareal Bank AG	477	12,044
Adesso SE	58	9,439
adidas AG	251	91,536
ADLER Group SA(1)	223	6,933
ADVA Optical Networking SE(1)	742	9,748
AIXTRON SE	204	4,152
Allgeier SE	105	3,163
Allianz SE	863	229,179
Amadeus Fire AG	60	11,106
Aroundtown SA	6,441	54,327
AURELIUS Equity Opportunities SE & Co. KGaA	228	7,427
Aurubis AG	280	26,204
BASF SE	2,361	193,297
Bayer AG	2,290	145,973
Bayerische Motoren Werke AG	1,343	142,570
Bayerische Motoren Werke AG, Preference Shares	212	19,338
BayWa AG	138	6,695
Bechtle AG	232	44,903
Befesa SA	137	9,769
Beiersdorf AG	339	40,190
Bertrandt AG	99	6,383
Bijou Brigitte AG(1)	20	658
Bilfinger SE	352	11,499
Borussia Dortmund GmbH & Co. KGaA(1)	725	5,153
Brenntag SE	962	90,345
CANCOM SE	186	11,040
Carl Zeiss Meditec AG	103	19,062
CECONOMY AG(1)	1,715	9,639
Cewe Stiftung & Co. KGAA	64	10,504
Commerzbank AG(1)	7,440	60,015
CompuGroup Medical SE & Co. KgaA	156	12,852
Continental AG(1)	511	75,766
Covestro AG	1,325	92,550
CropEnergies AG	109	1,447
CTS Eventim AG & Co. KGaA(1)	300	20,661
Daimler AG	3,360	313,480
Delivery Hero SE(1)	171	23,134
Dermapharm Holding SE	119	10,166
Deutsche Bank AG(1)	11,737	177,111
Deutsche Beteiligungs AG	23	986
Deutsche Boerse AG	594	97,127
Deutsche EuroShop AG(1)	569	13,469
Deutsche Lufthansa AG(1)(2)	1,070	13,929
Deutsche Pfandbriefbank AG	1,385	16,398
Deutsche Post AG	2,780	188,835
Deutsche Telekom AG	9,621	200,234
Deutsche Wohnen SE	1,437	91,491
Deutz AG(1)	1,338	11,332
Dialog Semiconductor plc(1)	611	48,443
DIC Asset AG	312	5,610
Draegerwerk AG & Co. KGaA	78	7,047

Draegerwerk AG & Co. KGaA, Preference Shares	119	11,053
Duerr AG	433	17,822
E.ON SE	5,708	69,417
Eckert & Ziegler Strahlen- und Medizintechnik AG	152	16,449
Elmos Semiconductor SE	32	1,364
ElringKlinger AG(1)	121	2,273
Encavis AG	683	12,653
Energiekontor AG	43	2,877
Evonik Industries AG	964	34,612
flatexDEGIRO AG(1)	259	32,593
Fraport AG Frankfurt Airport Services Worldwide(1)	157	10,918
Freenet AG	282	7,779
Fresenius Medical Care AG & Co. KGaA, ADR	215	8,617
Fresenius SE & Co. KGaA	368	20,005
FUCHS PETROLUB SE, Preference Shares	475	24,408
GEA Group AG	1,023	44,510
Gerresheimer AG	174	19,235
Grand City Properties SA	684	19,547
GRENKE AG	122	5,720
Hamburger Hafen und Logistik AG	305	7,953
Hannover Rueck SE	160	28,004
HeidelbergCement AG	627	57,307
Heidelberger Druckmaschinen AG(1)	3,633	8,280
HelloFresh SE(1)	516	46,651
Henkel AG & Co. KGaA	179	17,759
Henkel AG & Co. KGaA, Preference Shares	419	48,261
HOCHTIEF AG	145	12,229
Hornbach Baumarkt AG	49	2,350
Hornbach Holding AG & Co. KGaA	83	9,254
HUGO BOSS AG	732	41,555
Hypoport SE(1)	22	12,303
Indus Holding AG	184	7,658
Infineon Technologies AG	2,725	110,191
Jenoptik AG	456	13,533
JOST Werke AG	169	11,435
Jungheinrich AG, Preference Shares	672	34,774
K+S AG(1)	2,114	29,217
KION Group AG	468	49,756
Kloeckner & Co. SE(1)	1,094	15,086
Knorr-Bremse AG	308	38,288
Krones AG	193	18,295
KSB SE & Co. KGaA, Preference Shares	15	5,724
KWS Saat SE & Co. KGaA	122	11,419
Lang & Schwarz AG(1)	47	8,188
Lanxess AG	325	24,291
LEG Immobilien SE	257	37,812
Leifheit AG	4	233
LPKF Laser & Electronics AG	302	8,423
Merck KGaA	230	41,345
MLP SE	192	1,731
MTU Aero Engines AG	147	38,188
Muenchener Rueckversicherungs-Gesellschaft AG	343	98,729
Nagarro SE(1)	105	11,399
Nemetschek SE	312	23,235
New Work SE	30	8,632

Norma Group SE	326	18,752
OHB SE	22	975
PATRIZIA AG	274	7,969
Pfeiffer Vacuum Technology AG	35	6,916
Porsche Automobil Holding SE, Preference Shares	660	73,426
ProSiebenSat.1 Media SE(1)	1,049	23,553
publity AG(1)	24	577
Puma SE	446	50,975
QIAGEN NV(1)	69	3,406
Rational AG	21	19,092
Rheinmetall AG	448	46,735
RTL Group SA	47	2,794
RWE AG	1,806	68,628
S&T AG(1)	507	12,714
SAF-Holland SE(1)	128	2,058
Salzgitter AG(1)	583	18,898
SAP SE, ADR	1,014	141,889
Sartorius AG, Preference Shares	110	54,597
Schaltbau Holding AG(1)	104	4,447
Scout24 AG	365	29,701
SGL Carbon SE(1)	809	6,421
Siemens AG	859	140,994
Siemens Energy AG(1)	1,656	52,722
Siemens Healthineers AG	277	15,602
Siltronic AG	222	37,765
Sixt SE(1)	155	24,659
Sixt SE, Preference Shares	193	17,962
SMA Solar Technology AG(1)	128	7,130
Software AG	355	15,659
Stabilus SA	172	14,563
STO SE & Co. KGaA, Preference Shares	45	9,597
STRATEC SE	14	2,041
Stroeer SE & Co. KGaA	187	15,546
Suedzucker AG	252	4,174
SUESS MicroTec SE(1)	143	4,117
Symrise AG	301	40,034
TAG Immobilien AG	752	23,649
Takkt AG	294	4,968
TeamViewer AG(1)	861	33,760
Technotrans SE	128	4,049
Telefonica Deutschland Holding AG	9,369	25,783
thyssenkrupp AG(1)	2,529	29,787
Traffic Systems SE	40	1,934
UmweltBank AG	228	4,783
Uniper SE	1,851	67,975
United Internet AG	397	16,557
va-Q-tec AG(1)	106	4,166
Varta AG(1)(2)	146	22,263
VERBIO Vereinigte BioEnergie AG	229	12,607
Villeroy & Boch AG, Preference Shares	64	1,319
Volkswagen AG	84	30,674
Volkswagen AG, Preference Shares	432	118,929
Vonovia SE	990	62,142
Wacker Chemie AG	203	34,326
Wacker Neuson SE	447	13,521

Washtec AG	108	6,955
Westwing Group AG(1)	246	15,861
Wuestenrot & Wuerttembergische AG	218	5,062
Zalando SE(1)	392	41,870
zooplus AG(1)	82	23,769
		5,623,483
Hong Kong — 2.8%
AIA Group Ltd.	16,268	217,118
ASM Pacific Technology Ltd.	2,000	26,379
Atlas Corp.(2)	648	8,994
Bank of East Asia Ltd. (The)	12,000	24,600
BOC Hong Kong Holdings Ltd.	12,500	46,107
Bright Smart Securities & Commodities Group Ltd.	14,000	3,933
Budweiser Brewing Co. APAC Ltd.	1,600	5,506
Cafe de Coral Holdings Ltd.	4,000	8,722
China Strategic Holdings Ltd.(1)	230,000	3,730
Chinese Estates Holdings Ltd.	7,500	3,684
Chow Sang Sang Holdings International Ltd.	5,000	8,724
CK Asset Holdings Ltd.	12,000	81,700
CK Hutchison Holdings Ltd.	7,000	55,807
CK Infrastructure Holdings Ltd.	2,500	15,914
CLP Holdings Ltd.	7,500	77,394
Comba Telecom Systems Holdings Ltd.(2)	18,000	4,524
Dah Sing Banking Group Ltd.	800	918
Dah Sing Financial Holdings Ltd.	400	1,424
Dairy Farm International Holdings Ltd.	2,300	10,024
Esprit Holdings Ltd.(1)	5,100	513
ESR Cayman Ltd.(1)	2,000	6,388
Fairwood Holdings Ltd.	2,000	4,538
Far East Consortium International Ltd.	15,000	5,392
First Pacific Co. Ltd.	24,000	8,373
Fullshare Holdings Ltd.(1)	167,500	3,629
Futu Holdings Ltd., ADR(1)	51	7,256
Galaxy Entertainment Group Ltd.(1)	4,000	33,515
Giordano International Ltd.	4,000	886
Guotai Junan International Holdings Ltd.	40,000	7,259
Haitong International Securities Group Ltd.	31,000	9,622
Hang Lung Group Ltd.	9,000	22,277
Hang Lung Properties Ltd.	11,000	28,443
Hang Seng Bank Ltd.	3,300	70,346
Health & Happiness H&H International Holdings Ltd.	1,500	5,807
Henderson Land Development Co. Ltd.	4,000	19,287
HK Electric Investments & HK Electric Investments Ltd.	8,000	8,143
HKT Trust & HKT Ltd.	5,000	6,830
Hong Kong & China Gas Co. Ltd.	13,650	24,029
Hong Kong Exchanges & Clearing Ltd.	3,100	190,782
Hongkong & Shanghai Hotels Ltd. (The)(1)	1,000	1,004
Hongkong Land Holdings Ltd.	8,500	41,630
Huayi Tencent Entertainment Co. Ltd.(1)(2)	100,000	4,769
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	3,762
Hysan Development Co. Ltd.	5,000	19,777
IGG, Inc.	6,000	8,930
Jardine Matheson Holdings Ltd.	400	25,925
Johnson Electric Holdings Ltd.	4,000	10,653
K Wah International Holdings Ltd.	11,000	5,426

Kerry Logistics Network Ltd.	7,000	20,921
Kerry Properties Ltd.	4,500	15,517
Lai Sun Development Co. Ltd.(1)	3,600	2,612
Lifestyle International Holdings Ltd.(1)	5,000	4,140
Luk Fook Holdings International Ltd.	5,000	14,036
Man Wah Holdings Ltd.	16,800	37,829
Melco Resorts & Entertainment Ltd., ADR(1)	529	9,094
MGM China Holdings Ltd.(2)	800	1,277
MTR Corp. Ltd.(2)	3,000	16,994
New World Development Co. Ltd.	6,000	32,613
NWS Holdings Ltd.	18,000	20,410
Oriental Watch Holdings(2)	2,828	1,348
Pacific Basin Shipping Ltd.(1)	56,000	21,137
Pacific Century Premium Developments Ltd.(1)	2,268	208
Pacific Textiles Holdings Ltd.	12,000	8,005
PCCW Ltd.	19,024	10,520
Power Assets Holdings Ltd.	4,500	28,234
Realord Group Holdings Ltd.(1)	6,000	9,728
Sands China Ltd.(1)	3,600	16,452
Shangri-La Asia Ltd.(1)	2,000	1,867
Shun Tak Holdings Ltd.	16,000	5,119
Sino Land Co. Ltd.	19,055	30,416
SITC International Holdings Co. Ltd.	13,000	45,873
SJM Holdings Ltd.	14,000	15,999
SmarTone Telecommunications Holdings Ltd.	1,500	874
Sun Hung Kai & Co. Ltd.	10,000	5,543
Sun Hung Kai Properties Ltd.	4,000	62,467
SUNeVision Holdings Ltd.	2,000	2,077
Swire Pacific Ltd., Class A	5,000	38,920
Swire Properties Ltd.	5,800	17,485
Techtronic Industries Co. Ltd.	3,000	56,472
Texhong Textile Group Ltd.	4,000	6,212
Texwinca Holdings Ltd.	4,000	1,041
Truly International Holdings Ltd.(1)	24,000	4,998
United Laboratories International Holdings Ltd. (The)	10,000	9,114
Value Partners Group Ltd.	2,000	1,361
Vitasoy International Holdings Ltd.(2)	6,000	23,304
VSTECS Holdings Ltd.	8,000	7,815
VTech Holdings Ltd.	1,000	10,332
WH Group Ltd.	39,000	33,633
Wharf Real Estate Investment Co. Ltd.	12,000	72,631
Wynn Macau Ltd.(1)	7,600	13,162
Xinyi Glass Holdings Ltd.	10,000	39,110
Yue Yuen Industrial Holdings Ltd.	6,500	16,971
		1,984,264
Ireland — 0.7%
AIB Group plc(1)(2)	4,433	14,764
Bank of Ireland Group plc(1)	9,613	62,296
Cairn Homes plc(1)	7,836	10,221
CRH plc	2,482	129,851
Dalata Hotel Group plc(1)	1,595	8,588
FBD Holdings plc(1)	510	5,421
Glanbia plc	1,900	31,651
Glenveagh Properties plc(1)	8,853	10,667
Kerry Group plc, A Shares	350	47,356

Kingspan Group plc	419	39,826
Origin Enterprises plc	1,105	4,951
Smurfit Kappa Group plc	1,927	102,085
		467,677
Israel — 0.8%
AFI Properties Ltd.(1)	174	7,768
Airport City Ltd.(1)	284	4,985
Alony Hetz Properties & Investments Ltd.	537	7,691
Amot Investments Ltd.	717	5,027
Ashtrom Group Ltd.	80	1,885
AudioCodes Ltd.	183	5,909
Azrieli Group Ltd.	70	5,320
Bank Hapoalim BM(1)	3,177	27,864
Bank Leumi Le-Israel BM(1)	4,231	33,953
Bayside Land Corp. Ltd.	714	6,637
Bezeq The Israeli Telecommunication Corp. Ltd.(1)	5,510	6,147
Caesarstone Ltd.	67	1,105
Camtek Ltd.(1)	100	3,613
Cellcom Israel Ltd.(1)	759	2,956
Check Point Software Technologies Ltd.(1)	280	32,754
Clal Insurance Enterprises Holdings Ltd.(1)	524	10,120
Cognyte Software Ltd.(1)	134	3,449
CyberArk Software Ltd.(1)	90	11,389
Danel Adir Yeoshua Ltd.	47	9,137
Delek Automotive Systems Ltd.	536	6,564
Elbit Systems Ltd.	33	4,372
Elco Ltd.	83	4,764
Electra Consumer Products 1970 Ltd.	158	8,113
Electra Ltd.	11	6,158
Energix-Renewable Energies Ltd.	935	3,637
Equital Ltd.(1)	35	961
Fattal Holdings 1998 Ltd.(1)	45	4,832
FIBI Holdings Ltd.(1)	173	6,417
First International Bank of Israel Ltd.(1)	212	6,721
Fiverr International Ltd.(1)	21	4,311
FMS Enterprises Migun Ltd.	27	781
Fox Wizel Ltd.	130	15,038
Gazit-Globe Ltd.	640	4,795
Harel Insurance Investments & Financial Services Ltd.	123	1,303
Hilan Ltd.	26	1,311
ICL Group Ltd.	3,029	21,524
IDI Insurance Co. Ltd.	30	1,152
Inrom Construction Industries Ltd.	1,146	5,828
Isracard Ltd.(1)	1,770	7,132
Israel Corp. Ltd. (The)(1)	34	10,303
Israel Discount Bank Ltd., A Shares(1)	4,926	25,251
Ituran Location and Control Ltd.	393	9,515
Kamada Ltd.(1)	533	3,166
Kornit Digital Ltd.(1)	68	7,086
Matrix IT Ltd.	212	5,351
Maytronics Ltd.	330	6,375
Mediterranean Towers Ltd.	327	1,012
Melisron Ltd.(1)	16	1,067
Menora Mivtachim Holdings Ltd.	69	1,451
Mivne Real Estate KD Ltd.	2,451	7,317

Mizrahi Tefahot Bank Ltd.(1)	525	15,870
Nice Ltd., ADR(1)	106	23,570
Novolog Ltd.	5,599	5,330
Oil Refineries Ltd.(1)	2,871	777
Partner Communications Co. Ltd.(1)	1,319	6,296
Paz Oil Co. Ltd.	83	10,927
Phoenix Holdings Ltd. (The)	1,064	10,114
Radware Ltd.(1)	185	5,402
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	98	6,331
Sapiens International Corp. NV	45	1,270
Shapir Engineering and Industry Ltd.	867	6,755
Shikun & Binui Ltd.(1)	1,741	11,755
Shufersal Ltd.	1,530	12,916
Strauss Group Ltd.	234	6,574
Summit Real Estate Holdings Ltd.(1)	420	6,710
Taro Pharmaceutical Industries Ltd.(1)	51	3,622
Tel Aviv Stock Exchange Ltd.	917	5,835
Teva Pharmaceutical Industries Ltd., ADR(1)	1,494	15,538
Tower Semiconductor Ltd.(1)	396	10,961
Wix.com Ltd.(1)	66	17,151
		565,021
Italy — 2.3%
A2A SpA	13,621	28,439
ACEA SpA	668	15,967
Amplifon SpA	364	17,102
Anima Holding SpA	197	1,031
Arnoldo Mondadori Editore SpA(1)	2,193	4,506
Ascopiave SpA	1,761	7,964
Assicurazioni Generali SpA(2)	1,084	22,263
Atlantia SpA(1)	854	16,281
Autogrill SpA(1)(2)	1,256	10,769
Azimut Holding SpA	969	23,870
Banca Generali SpA(1)	427	17,194
Banca IFIS SpA(2)	69	1,080
Banca Mediolanum SpA	100	966
Banca Monte dei Paschi di Siena SpA(1)(2)	639	965
Banca Popolare di Sondrio SCPA(2)	3,766	18,490
Banco BPM SpA	10,291	36,430
BFF Bank SpA	1,044	9,794
BPER Banca	4,382	10,876
Brembo SpA(2)	747	9,713
Brunello Cucinelli SpA(1)	330	19,706
Buzzi Unicem SpA	568	16,104
Carel Industries SpA	333	9,386
Cementir Holding NV	699	7,982
Cerved Group SpA(1)	735	8,738
CIR SpA-Compagnie Industriali(1)	10,844	6,664
CNH Industrial NV	4,648	79,916
Credito Emiliano SpA	173	1,130
Danieli & C Officine Meccaniche SpA	239	6,270
Danieli & C Officine Meccaniche SpA, Preference Shares	502	9,128
Davide Campari-Milano NV	589	7,561
De' Longhi SpA	573	25,448
DiaSorin SpA	42	7,381
doValue SpA(1)	489	6,092

Enav SpA(1)	848	3,946
Enel SpA	12,556	124,522
Eni SpA, ADR(2)	5,092	125,060
ERG SpA	342	10,436
Esprinet SpA	190	3,247
Falck Renewables SpA	779	5,175
Ferrari NV	313	65,999
Fila SpA	454	5,995
FinecoBank Banca Fineco SpA(1)	1,755	29,223
Gruppo MutuiOnline SpA	307	15,623
Hera SpA	4,203	17,851
Infrastrutture Wireless Italiane SpA	103	1,154
Interpump Group SpA	205	11,512
Intesa Sanpaolo SpA	35,250	103,493
Iren SpA	6,949	22,243
Italgas SpA	5,175	34,233
Leonardo SpA	3,127	27,309
Maire Tecnimont SpA	2,273	8,154
Mediaset SpA(1)	524	1,871
Mediobanca Banca di Credito Finanziario SpA(1)	1,880	22,385
Moncler SpA	821	58,002
Nexi SpA(1)	501	10,168
OVS SpA(1)	539	1,191
Piaggio & C SpA	317	1,242
Poste Italiane SpA	1,067	14,960
Prysmian SpA	1,027	35,457
RAI Way SpA	862	5,202
Recordati Industria Chimica e Farmaceutica SpA	372	20,733
Reno de Medici SpA	4,439	5,708
Reply SpA	152	24,617
Retelit SpA(2)	1,752	5,519
Saipem SpA(1)(2)	6,199	15,399
Salvatore Ferragamo SpA(1)(2)	392	9,212
Sesa SpA(1)	103	16,127
Snam SpA	6,797	39,999
Societa Cattolica Di Assicurazione SPA(1)(2)	967	7,141
Stellantis NV	4,799	94,097
Technogym SpA(2)	1,602	20,309
Telecom Italia SpA/Milano	11,906	6,374
Telecom Italia SpA/Milano, Preference Shares	13,356	7,632
Tenaris SA, ADR	967	22,154
Terna SpA	4,694	35,868
Tinexta Spa(1)	269	9,075
UniCredit SpA	3,770	48,191
Unieuro SpA(1)(2)	231	7,191
Unipol Gruppo SpA(2)	1,764	9,755
		1,635,960
Japan — 20.9%
77 Bank Ltd. (The)	500	6,201
A&D Co. Ltd.	200	1,880
ABC-Mart, Inc.	100	5,739
Acom Co. Ltd.	1,400	6,382
Adastria Co. Ltd.	300	5,239
ADEKA Corp.	800	14,323
Advantest Corp.	500	43,883

Aeon Co. Ltd.	1,100	29,703
Aeon Delight Co. Ltd.	200	6,119
AEON Financial Service Co. Ltd.	600	7,129
Aeon Mall Co. Ltd.	700	11,162
AGC, Inc.	1,200	52,461
Ai Holdings Corp.	100	1,977
Aica Kogyo Co. Ltd.	200	7,330
Aida Engineering Ltd.	200	1,599
Aiful Corp.	500	1,711
Ain Holdings, Inc.	100	6,112
Air Water, Inc.	1,200	20,402
Aisan Industry Co. Ltd.	200	1,459
Aisin Corp.	800	34,882
Ajinomoto Co., Inc.	2,400	55,780
Akatsuki, Inc.	100	3,240
Alconix Corp.	100	1,418
Alfresa Holdings Corp.	300	4,637
Alpen Co. Ltd.	400	9,863
Alps Alpine Co. Ltd.	1,600	17,274
Altech Corp.	300	5,411
Amada Co. Ltd.	900	9,722
Amano Corp.	400	10,534
ANA Holdings, Inc.(1)	100	2,410
Anritsu Corp.	700	13,242
AOKI Holdings, Inc.	100	587
Aoyama Trading Co. Ltd.(1)	100	785
Aozora Bank Ltd.	500	11,457
Arata Corp.	200	7,713
Arcland Sakamoto Co. Ltd.	400	5,210
Arcs Co. Ltd.	500	11,124
Argo Graphics, Inc.	100	2,773
Arisawa Manufacturing Co. Ltd.	200	1,676
ARTERIA Networks Corp.	100	1,473
Artnature, Inc.	200	1,181
Aruhi Corp.	200	2,925
Asahi Co. Ltd.	300	3,878
Asahi Diamond Industrial Co. Ltd.	200	938
Asahi Group Holdings Ltd.	700	33,838
Asahi Intecc Co. Ltd.	200	4,972
Asahi Kasei Corp.	4,300	48,283
Asanuma Corp.	100	4,125
Asia Pile Holdings Corp.	200	898
ASKUL Corp.	400	6,443
Astellas Pharma, Inc.	6,200	98,927
Atom Corp.	200	1,393
Awa Bank Ltd. (The)	300	5,770
Axial Retailing, Inc.	100	3,578
Azbil Corp.	100	4,038
Bandai Namco Holdings, Inc.	500	35,897
Bando Chemical Industries Ltd.	200	1,541
Bank of Iwate Ltd. (The)	200	3,375
Bank of Kyoto Ltd. (The)	300	15,158
Bank of Nagoya Ltd. (The)	200	4,918
Bank of Okinawa Ltd. (The)	100	2,417
Bank of the Ryukyus Ltd.	100	643

BayCurrent Consulting, Inc.	100	30,069
Belc Co. Ltd.	100	5,083
Belluna Co. Ltd.	800	8,009
Benefit One, Inc.	400	11,289
Benesse Holdings, Inc.	500	11,587
BeNext-Yumeshin Group Co.	126	1,470
Bic Camera, Inc.	400	3,975
BML, Inc.	200	6,809
Br Holdings Corp.	700	3,267
Bridgestone Corp.	1,600	70,868
Broadleaf Co. Ltd.	200	964
Brother Industries Ltd.	1,600	34,053
Bunka Shutter Co. Ltd.	700	6,947
Calbee, Inc.	300	6,976
Canon, Inc., ADR	1,941	46,370
Capcom Co. Ltd.	800	25,711
Casio Computer Co. Ltd.	700	12,225
Cawachi Ltd.	200	4,108
Central Glass Co. Ltd.	400	7,738
Central Japan Railway Co.	200	29,915
Change, Inc.(1)	400	10,797
Chiba Bank Ltd. (The)	2,800	18,187
Chilled & Frozen Logistics Holdings Co. Ltd.	100	1,540
Chubu Electric Power Co., Inc.	1,700	20,288
Chubu Shiryo Co. Ltd.	400	4,275
Chudenko Corp.	200	4,396
Chugai Pharmaceutical Co. Ltd.	900	34,056
Chugoku Bank Ltd. (The)	800	6,466
Chugoku Electric Power Co., Inc. (The)	300	2,909
Citizen Watch Co. Ltd.	2,200	8,790
CKD Corp.	400	9,078
Cleanup Corp.	200	947
CMK Corp.(1)	200	860
Coca-Cola Bottlers Japan Holdings, Inc.	600	10,087
COLOPL, Inc.	600	4,378
Colowide Co. Ltd.	100	1,742
Computer Engineering & Consulting Ltd.	300	3,809
COMSYS Holdings Corp.	500	14,361
Comture Corp.	200	4,205
Concordia Financial Group Ltd.	6,100	23,110
Cosmo Energy Holdings Co. Ltd.	700	14,776
Cosmos Pharmaceutical Corp.	200	28,036
Create Restaurants Holdings, Inc.(1)	200	1,460
Create SD Holdings Co. Ltd.	200	5,912
Credit Saison Co. Ltd.	1,700	21,523
CTI Engineering Co. Ltd.	200	4,523
Curves Holdings Co. Ltd.	100	798
CyberAgent, Inc.	2,000	39,774
Cybozu, Inc.	200	4,410
Dai Nippon Printing Co. Ltd.	1,200	26,016
Dai-Dan Co. Ltd.	200	4,934
Dai-ichi Life Holdings, Inc.	3,400	71,128
Daibiru Corp.	100	1,148
Daicel Corp.	2,400	19,222
Daido Metal Co. Ltd.	200	1,066

Daido Steel Co. Ltd.	200	9,805
Daifuku Co. Ltd.	100	8,615
Daihen Corp.	200	8,871
Daiho Corp.	100	3,779
Daiichi Jitsugyo Co. Ltd.	200	7,885
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	2,815
Daiichi Sankyo Co. Ltd.	2,200	50,486
Daiki Aluminium Industry Co. Ltd.	200	2,168
Daikin Industries Ltd.	400	79,991
Daikokutenbussan Co. Ltd.	200	13,499
Daikyonishikawa Corp.	200	1,386
Daio Paper Corp.	800	12,487
Daiseki Co. Ltd.	300	11,505
Daishi Hokuetsu Financial Group, Inc.	300	6,607
Daito Pharmaceutical Co. Ltd.	200	6,018
Daito Trust Construction Co. Ltd.	500	54,440
Daiwa House Industry Co. Ltd.	1,800	52,401
Daiwa Securities Group, Inc.	7,500	43,385
Daiwabo Holdings Co. Ltd.	1,000	15,551
DCM Holdings Co. Ltd.	1,000	9,251
DeNA Co. Ltd.	400	8,093
Denka Co. Ltd.	600	22,862
Denso Corp.	1,000	68,258
Dentsu Group, Inc.	300	10,440
Denyo Co. Ltd.	200	3,731
Dexerials Corp.	600	12,216
DIC Corp.	600	15,369
Digital Arts, Inc.	100	7,352
Dip Corp.	300	8,862
DMG Mori Co. Ltd.	700	12,307
Doshisha Co. Ltd.	400	6,080
Doutor Nichires Holdings Co. Ltd.	300	4,420
Dowa Holdings Co. Ltd.	500	20,544
DTS Corp.	300	7,102
Duskin Co. Ltd.	100	2,340
DyDo Group Holdings, Inc.	200	9,029
Eagle Industry Co. Ltd.	200	2,079
Earth Corp.	100	5,888
East Japan Railway Co.	900	63,660
Ebara Corp.	800	39,317
EDION Corp.	700	6,998
Ehime Bank Ltd. (The)	100	754
Eiken Chemical Co. Ltd.	200	3,962
Eisai Co. Ltd.	300	20,124
Eizo Corp.	200	8,617
Elecom Co. Ltd.	200	3,820
Electric Power Development Co. Ltd.	1,600	22,631
en-japan, Inc.	100	3,414
ENEOS Holdings, Inc.	15,900	65,665
ESPEC Corp.	200	3,663
Exedy Corp.	100	1,469
Ezaki Glico Co. Ltd.	100	3,842
F.C.C. Co. Ltd.	300	4,694
Fancl Corp.	300	9,338
FANUC Corp.	200	47,948

Fast Retailing Co. Ltd.	100	81,307
Ferrotec Holdings Corp.	200	4,570
Financial Products Group Co. Ltd.	1,000	6,717
Food & Life Cos. Ltd.	400	17,782
Foster Electric Co. Ltd.	100	952
FP Corp.	300	11,593
France Bed Holdings Co. Ltd.	200	1,705
Freee KK(1)	100	7,410
Fudo Tetra Corp.	100	1,671
Fuji Co. Ltd.	100	1,901
Fuji Corp./Aichi	400	10,103
Fuji Electric Co. Ltd.	300	14,082
Fuji Kyuko Co. Ltd.	200	9,385
Fuji Oil Holdings, Inc.	400	10,114
Fuji Seal International, Inc.	300	6,520
Fuji Soft, Inc.	200	10,058
Fujibo Holdings, Inc.	100	3,568
Fujicco Co. Ltd.	200	3,497
FUJIFILM Holdings Corp.	700	48,195
Fujikura Ltd.(1)	2,200	9,502
Fujimi, Inc.	200	9,199
Fujimori Kogyo Co. Ltd.	200	7,616
Fujitec Co. Ltd.	100	2,196
Fujitsu General Ltd.	400	9,812
Fujitsu Ltd.	700	114,186
Fukuda Corp.	200	9,042
Fukui Computer Holdings, Inc.	100	3,965
Fukuoka Financial Group, Inc.	800	15,256
Fukuyama Transporting Co. Ltd.	200	7,369
FULLCAST Holdings Co. Ltd.	300	5,625
Funai Soken Holdings, Inc.	200	4,322
Furukawa Co. Ltd.	300	3,465
Furukawa Electric Co. Ltd.	300	8,064
Furuno Electric Co. Ltd.	100	957
Fuso Chemical Co. Ltd.	200	7,169
Futaba Industrial Co. Ltd.	200	915
Future Corp.	300	5,434
Fuyo General Lease Co. Ltd.	200	13,407
G-7 Holdings, Inc.	100	2,790
G-Tekt Corp.	100	1,369
Genky DrugStores Co. Ltd.	200	6,085
Geo Holdings Corp.	500	5,016
GLOBERIDE, Inc.	200	7,451
Glory Ltd.	300	6,162
GMO Financial Holdings, Inc.	200	1,507
GMO Internet, Inc.	400	10,913
GMO Payment Gateway, Inc.	100	11,961
GNI Group Ltd.(1)	100	1,875
Goldcrest Co. Ltd.	100	1,625
Goldwin, Inc.	200	11,119
Grace Technology, Inc.	200	3,561
GS Yuasa Corp.	800	22,804
GungHo Online Entertainment, Inc.	400	7,550
Gunma Bank Ltd. (The)	3,000	9,926
Gunze Ltd.	100	3,961

H-One Co. Ltd.	200	1,392
H.U. Group Holdings, Inc.	600	16,147
H2O Retailing Corp.	1,000	8,092
Hachijuni Bank Ltd. (The)	2,900	10,040
Hakuhodo DY Holdings, Inc.	400	6,802
Halows Co. Ltd.	200	5,090
Hamakyorex Co. Ltd.	200	5,619
Hamamatsu Photonics KK	100	6,114
Hankyu Hanshin Holdings, Inc.	400	12,541
Hanwa Co. Ltd.	500	14,715
Haseko Corp.	700	10,000
Hazama Ando Corp.	1,100	8,408
Heiwa Corp.	300	5,024
Heiwa Real Estate Co. Ltd.	300	11,501
Heiwado Co. Ltd.	400	8,591
Hikari Tsushin, Inc.	100	19,828
Hino Motors Ltd.	1,500	14,308
Hirata Corp.	100	5,965
Hirogin Holdings, Inc.	1,500	8,220
Hirose Electric Co. Ltd.	100	14,303
HIS Co. Ltd.(1)	300	6,823
Hisamitsu Pharmaceutical Co., Inc.	200	11,079
Hitachi Construction Machinery Co. Ltd.	700	23,689
Hitachi Ltd.	2,600	136,992
Hitachi Metals Ltd.(1)	400	7,703
Hitachi Transport System Ltd.	500	15,995
Hitachi Zosen Corp.	1,900	12,581
Hogy Medical Co. Ltd.	100	3,007
Hokkaido Electric Power Co., Inc.	1,300	5,901
Hokko Chemical Industry Co. Ltd.	200	1,679
Hokkoku Bank Ltd. (The)	100	2,161
Hokuetsu Corp.	1,200	6,519
Hokuetsu Industries Co. Ltd.	100	1,055
Hokuhoku Financial Group, Inc.	1,100	9,025
Hokuriku Electric Power Co.	1,300	7,487
Hokuto Corp.	200	3,528
Honda Motor Co. Ltd., ADR	5,463	170,773
Honeys Holdings Co. Ltd.	100	906
Hoosiers Holdings	200	1,359
Horiba Ltd.	200	12,848
Hoshizaki Corp.	100	9,051
Hosiden Corp.	800	7,491
Hosokawa Micron Corp.	100	5,418
House Foods Group, Inc.	200	5,872
Hoya Corp.	584	76,738
Hulic Co. Ltd.	1,400	15,785
Hyakugo Bank Ltd. (The)	2,000	5,711
Hyakujushi Bank Ltd. (The)	200	2,706
I-Net Corp./Kanagawa	100	1,322
I-PEX, Inc.	200	4,312
Ibiden Co. Ltd.	700	32,317
Ichibanya Co. Ltd.	100	4,326
Ichigo, Inc.	600	1,910
Ichikoh Industries Ltd.	200	1,333
Ichinen Holdings Co. Ltd.	100	1,127

Icom, Inc.	200	4,381
Idec Corp.	300	5,651
Idemitsu Kosan Co. Ltd.	400	9,494
IDOM, Inc.	900	5,128
IHI Corp.(1)	400	9,830
Iida Group Holdings Co. Ltd.	1,100	29,579
Iino Kaiun Kaisha Ltd.	400	1,611
Inaba Denki Sangyo Co. Ltd.	100	2,330
Inabata & Co. Ltd.	400	6,375
Inageya Co. Ltd.	300	4,096
Ines Corp.	100	1,226
Infocom Corp.	200	4,695
Infomart Corp.	200	1,675
Information Services International-Dentsu Ltd.	400	14,168
INPEX Corp.	6,400	43,696
Intage Holdings, Inc.	600	8,295
Inter Action Corp.	200	4,257
Internet Initiative Japan, Inc.	600	16,266
IR Japan Holdings Ltd.	100	12,730
Isetan Mitsukoshi Holdings Ltd.	1,200	8,660
Ishihara Sangyo Kaisha Ltd.	100	890
Isuzu Motors Ltd.	3,200	43,289
Ito En Ltd.	200	11,341
ITOCHU Corp.	2,700	81,421
Itochu Enex Co. Ltd.	600	5,469
Itochu Techno-Solutions Corp.	500	15,867
Itoham Yonekyu Holdings, Inc.	900	5,843
IwaiCosmo Holdings, Inc.	100	1,603
Iwatani Corp.	300	17,513
Iyo Bank Ltd. (The)	2,000	10,702
Izumi Co. Ltd.	300	11,326
J Front Retailing Co. Ltd.	1,600	15,888
JAC Recruitment Co. Ltd.	300	5,023
Jaccs Co. Ltd.	100	2,324
JAFCO Group Co. Ltd.	300	21,929
Japan Airlines Co. Ltd.(1)	200	4,541
Japan Airport Terminal Co. Ltd.(1)	200	9,125
Japan Asia Group Ltd.	600	5,151
Japan Aviation Electronics Industry Ltd.	600	10,636
Japan Exchange Group, Inc.	1,400	32,635
Japan Investment Adviser Co. Ltd.	400	5,110
Japan Lifeline Co. Ltd.	600	7,676
Japan Material Co. Ltd.	500	5,686
Japan Petroleum Exploration Co. Ltd.	100	1,799
Japan Post Bank Co. Ltd.	700	6,034
Japan Post Holdings Co. Ltd.(1)	6,400	53,943
Japan Post Insurance Co. Ltd.	1,000	19,883
Japan Pulp & Paper Co. Ltd.	200	6,568
Japan Securities Finance Co. Ltd.	700	5,640
Japan Steel Works Ltd. (The)	200	5,311
Japan Wool Textile Co. Ltd. (The)	700	6,021
JCR Pharmaceuticals Co. Ltd.	300	8,989
JCU Corp.	200	6,646
JDC Corp.	200	1,043
JFE Holdings, Inc.	3,500	47,245

JGC Holdings Corp.	1,700	16,313
JINS Holdings, Inc.	100	7,394
Joshin Denki Co. Ltd.	300	7,246
JSR Corp.	400	12,187
JTEKT Corp.	1,700	18,130
Juroku Bank Ltd. (The)	200	3,586
Justsystems Corp.	200	10,803
JVCKenwood Corp.	500	1,041
K's Holdings Corp.	1,600	19,272
Kadokawa Corp.	200	7,712
Kaga Electronics Co. Ltd.	100	2,607
Kagome Co. Ltd.	800	21,414
Kajima Corp.	2,800	38,845
Kakaku.com, Inc.	500	14,881
Kaken Pharmaceutical Co. Ltd.	200	8,315
Kameda Seika Co. Ltd.	100	4,132
Kamei Corp.	100	1,054
Kamigumi Co. Ltd.	900	17,936
Kanamoto Co. Ltd.	300	7,521
Kandenko Co. Ltd.	900	7,488
Kaneka Corp.	500	20,670
Kanematsu Corp.	900	12,244
Kanematsu Electronics Ltd.	200	6,599
Kansai Electric Power Co., Inc. (The)	2,900	27,397
Kansai Paint Co. Ltd.	300	8,117
Kanto Denka Kogyo Co. Ltd.	200	1,739
Kao Corp.	900	55,254
Kasai Kogyo Co. Ltd.(1)	200	723
Katitas Co. Ltd.	200	5,533
Kato Sangyo Co. Ltd.	100	2,994
Kawasaki Heavy Industries Ltd.(1)	700	17,004
Kawasaki Kisen Kaisha Ltd.(1)	600	16,055
KDDI Corp.	4,700	160,217
Keihan Holdings Co. Ltd.	100	3,208
Keihanshin Building Co. Ltd.	300	3,781
Keikyu Corp.	300	3,929
Keio Corp.	200	12,700
Keisei Electric Railway Co. Ltd.	100	3,185
Keiyo Bank Ltd. (The)	200	760
Kewpie Corp.	600	13,828
Keyence Corp.	100	49,432
KFC Holdings Japan Ltd.	100	2,534
KH Neochem Co. Ltd.	400	10,299
Kikkoman Corp.	100	6,601
Kinden Corp.	400	6,726
Kintetsu Group Holdings Co. Ltd.(1)	100	3,542
Kintetsu World Express, Inc.	500	11,346
Kirin Holdings Co. Ltd.	1,800	36,375
Kitanotatsujin Corp.	200	882
Kito Corp.	100	1,595
Kitz Corp.	900	6,180
Kiyo Bank Ltd. (The)	500	6,827
KLab, Inc.(1)	500	3,145
Koatsu Gas Kogyo Co. Ltd.	200	1,233
Kobe Bussan Co. Ltd.	400	10,159

Kobe Steel Ltd.	3,400	23,223
Koei Tecmo Holdings Co. Ltd.	260	12,195
Kohnan Shoji Co. Ltd.	300	8,207
Koito Manufacturing Co. Ltd.	500	32,899
Kokuyo Co. Ltd.	500	7,905
Komatsu Ltd.	2,600	78,378
Komeri Co. Ltd.	300	7,149
Komori Corp.	100	735
Konami Holdings Corp.	500	32,267
Konica Minolta, Inc.	4,500	24,921
Konishi Co. Ltd.	400	5,700
Konoike Transport Co. Ltd.	400	4,122
Koshidaka Holdings Co. Ltd.	100	563
Kotobuki Spirits Co. Ltd.	100	6,137
Kubota Corp.	1,600	36,806
Kumagai Gumi Co. Ltd.	400	10,948
Kura Sushi, Inc.	400	13,898
Kurabo Industries Ltd.	200	3,340
Kuraray Co. Ltd.	2,700	28,562
Kureha Corp.	300	17,546
Kurita Water Industries Ltd.	600	28,434
Kusuri no Aoki Holdings Co. Ltd.	200	14,073
KYB Corp.	100	3,482
Kyocera Corp.	400	24,589
Kyokuto Kaihatsu Kogyo Co. Ltd.	400	6,406
Kyokuyo Co. Ltd.	200	5,220
Kyowa Exeo Corp.	700	17,384
Kyowa Kirin Co. Ltd.	1,200	36,495
Kyudenko Corp.	300	9,369
Kyushu Electric Power Co., Inc.	2,500	20,407
Kyushu Financial Group, Inc.	2,500	9,673
Kyushu Railway Co.	300	6,894
Lasertec Corp.	200	35,232
Lawson, Inc.	300	13,726
LEC, Inc.	400	3,986
Life Corp.	200	6,110
Lintec Corp.	200	4,430
Lion Corp.	600	10,569
Lixil Corp.	1,400	37,963
M&A Capital Partners Co. Ltd.(1)	100	4,251
M3, Inc.	800	53,741
Mabuchi Motor Co. Ltd.	100	3,949
Macnica Fuji Electronics Holdings, Inc.	400	8,667
Maeda Corp.	1,800	16,035
Maeda Kosen Co. Ltd.	100	3,164
Maeda Road Construction Co. Ltd.	300	6,030
Makino Milling Machine Co. Ltd.	100	4,013
Makita Corp.	800	38,139
Mani, Inc.	200	4,518
Marubeni Corp.	2,500	22,322
Marudai Food Co. Ltd.	200	3,081
Maruha Nichiro Corp.	400	8,766
Marui Group Co. Ltd.	1,100	21,081
Maruichi Steel Tube Ltd.	200	5,075
Maruwa Co. Ltd.	100	9,803

Maruwa Unyu Kikan Co. Ltd.	400	5,634
Maruzen Showa Unyu Co. Ltd.	200	6,161
Matsumotokiyoshi Holdings Co. Ltd.	100	4,334
Maxell Holdings Ltd.(1)	700	8,035
Mazda Motor Corp.(1)	1,800	15,768
McDonald's Holdings Co. Japan Ltd.	300	13,451
MCJ Co. Ltd.	900	8,997
Mebuki Financial Group, Inc.	7,000	15,125
Medipal Holdings Corp.	900	17,151
MedPeer, Inc.(1)	200	8,888
Megachips Corp.	200	5,994
Megmilk Snow Brand Co. Ltd.	400	7,756
Meidensha Corp.	400	8,250
MEIJI Holdings Co. Ltd.	200	12,430
Meiko Electronics Co. Ltd.	100	2,712
Meisei Industrial Co. Ltd.	200	1,342
Meitec Corp.	200	10,993
Menicon Co. Ltd.	100	6,308
Mercari, Inc.(1)	300	14,222
METAWATER Co. Ltd.	200	3,619
Micronics Japan Co. Ltd.	100	1,411
Mie Kotsu Group Holdings, Inc.	200	901
Milbon Co. Ltd.	100	5,567
Mimasu Semiconductor Industry Co. Ltd.	100	2,349
MINEBEA MITSUMI, Inc.	1,600	43,701
Ministop Co. Ltd.	100	1,232
Mirait Holdings Corp.	1,000	17,798
Miroku Jyoho Service Co. Ltd.	200	2,941
MISUMI Group, Inc.	100	3,231
Mitsuba Corp.(1)	200	1,665
Mitsubishi Chemical Holdings Corp.	5,200	42,027
Mitsubishi Corp.	2,600	71,090
Mitsubishi Electric Corp.	3,100	48,330
Mitsubishi Estate Co. Ltd.	4,300	70,543
Mitsubishi Gas Chemical Co., Inc.	700	16,449
Mitsubishi HC Capital, Inc.	4,830	27,202
Mitsubishi Heavy Industries Ltd.	1,800	55,431
Mitsubishi Kakoki Kaisha Ltd.	200	4,889
Mitsubishi Logisnext Co. Ltd.	400	3,718
Mitsubishi Logistics Corp.	200	6,104
Mitsubishi Materials Corp.	1,000	21,367
Mitsubishi Motors Corp.(1)	600	1,675
Mitsubishi UFJ Financial Group, Inc., ADR(2)	31,580	182,848
Mitsuboshi Belting Ltd.	100	1,607
Mitsui & Co. Ltd.	3,100	68,567
Mitsui Chemicals, Inc.	1,100	37,208
Mitsui DM Sugar Holdings Co. Ltd.	100	1,656
Mitsui E&S Holdings Co. Ltd.(1)	200	907
Mitsui Fudosan Co. Ltd.	2,500	59,213
Mitsui High-Tec, Inc.	300	11,390
Mitsui Matsushima Holdings Co. Ltd.	100	855
Mitsui Mining & Smelting Co. Ltd.	700	20,339
Mitsui OSK Lines Ltd.	1,000	39,557
Mitsui-Soko Holdings Co. Ltd.	300	6,244
Mitsuuroko Group Holdings Co. Ltd.	400	4,497

Miura Co. Ltd.	200	9,139
Mixi, Inc.	300	7,344
Mizuho Financial Group, Inc., ADR(2)	40,914	128,061
Mizuho Leasing Co. Ltd.	300	9,528
Mizuno Corp.	100	2,083
Mochida Pharmaceutical Co. Ltd.	100	3,315
Modec, Inc.	100	1,968
Monex Group, Inc.	2,000	15,526
MonotaRO Co. Ltd.	800	18,638
Morinaga & Co. Ltd.	200	6,213
Morinaga Milk Industry Co. Ltd.	300	15,597
MrMax Holdings Ltd.	400	2,255
MS&AD Insurance Group Holdings, Inc.	1,400	42,890
Murata Manufacturing Co. Ltd.	1,200	90,897
Musashi Seimitsu Industry Co. Ltd.	600	12,148
Musashino Bank Ltd. (The)	400	6,460
Nabtesco Corp.	300	13,940
Nachi-Fujikoshi Corp.	200	7,691
Nagaileben Co. Ltd.	200	4,707
Nagase & Co. Ltd.	1,100	16,226
Nagoya Railroad Co. Ltd.(1)	500	9,751
Nankai Electric Railway Co. Ltd.	600	12,936
Nanto Bank Ltd. (The)	100	1,706
NEC Corp.	1,200	56,090
NEC Networks & System Integration Corp.	800	12,806
NET One Systems Co. Ltd.	600	18,374
Nexon Co. Ltd.	1,200	28,454
Nextage Co. Ltd.	900	13,611
NGK Insulators Ltd.	1,500	26,569
NGK Spark Plug Co. Ltd.	1,200	19,049
NH Foods Ltd.	600	24,192
NHK Spring Co. Ltd.	1,000	7,562
Nichi-iko Pharmaceutical Co. Ltd.	400	3,155
Nichias Corp.	400	9,948
Nichicon Corp.	100	1,047
Nichiha Corp.	300	8,158
Nichirei Corp.	800	20,665
Nichireki Co. Ltd.	100	1,220
Nidec Corp.	423	48,504
Nifco, Inc.	800	27,520
Nihon Dempa Kogyo Co. Ltd.(1)	200	1,548
Nihon Flush Co. Ltd.	400	4,578
Nihon House Holdings Co. Ltd.	300	926
Nihon Kohden Corp.	200	5,679
Nihon M&A Center, Inc.	1,000	24,331
Nihon Nohyaku Co. Ltd.	200	968
Nihon Parkerizing Co. Ltd.	100	1,015
Nihon Plast Co. Ltd.	200	1,269
Nihon Unisys Ltd.	600	17,692
Nikkon Holdings Co. Ltd.	500	10,691
Nikon Corp.	600	6,264
Nintendo Co. Ltd.	300	185,765
Nippn Corp.	100	1,434
Nippo Corp.	500	12,965
Nippon Carbon Co. Ltd.	100	3,939

Nippon Commercial Development Co. Ltd.	300	5,038
Nippon Denko Co. Ltd.	2,400	7,059
Nippon Densetsu Kogyo Co. Ltd.	100	1,670
Nippon Electric Glass Co. Ltd.	800	19,279
Nippon Express Co. Ltd.	500	40,427
Nippon Gas Co. Ltd.	600	9,303
Nippon Kayaku Co. Ltd.	700	6,580
Nippon Koei Co. Ltd.	200	5,736
Nippon Light Metal Holdings Co. Ltd.	560	9,661
Nippon Paint Holdings Co. Ltd.	500	7,279
Nippon Paper Industries Co. Ltd.	900	10,666
Nippon Parking Development Co. Ltd.	3,300	4,584
Nippon Sanso Holdings Corp.	100	1,980
Nippon Seiki Co. Ltd.	400	4,188
Nippon Sheet Glass Co. Ltd.(1)	1,300	7,281
Nippon Shokubai Co. Ltd.	200	10,188
Nippon Signal Co. Ltd.	100	865
Nippon Soda Co. Ltd.	100	3,096
Nippon Steel Corp.	2,200	41,887
Nippon Steel Trading Corp.	200	8,045
Nippon Suisan Kaisha Ltd.	2,800	13,055
Nippon Telegraph & Telephone Corp.	3,300	89,365
Nippon Yakin Kogyo Co. Ltd.	200	4,167
Nippon Yusen KK	1,400	57,038
Nipro Corp.	1,300	16,057
Nishi-Nippon Financial Holdings, Inc.	900	5,767
Nishi-Nippon Railroad Co. Ltd.	100	2,487
Nishimatsu Construction Co. Ltd.	300	9,352
Nishimatsuya Chain Co. Ltd.	800	11,270
Nishio Rent All Co. Ltd.	300	8,878
Nissan Chemical Corp.	400	20,935
Nissan Motor Co. Ltd.(1)	6,000	30,180
Nissei ASB Machine Co. Ltd.	200	9,721
Nissha Co. Ltd.	700	9,958
Nisshin Group Holdings Co. Ltd.	200	849
Nisshin Oillio Group Ltd. (The)	300	8,264
Nisshin Seifun Group, Inc.	400	6,063
Nisshinbo Holdings, Inc.	1,400	11,793
Nissin Electric Co. Ltd.	500	5,845
Nissin Foods Holdings Co. Ltd.	100	7,251
Nitori Holdings Co. Ltd.	200	34,564
Nitto Denko Corp.	800	63,133
Nitto Kogyo Corp.	400	6,452
Nittoc Construction Co. Ltd.	200	1,397
Nittoku Co. Ltd.	200	6,455
Noevir Holdings Co. Ltd.	100	4,669
NOF Corp.	200	10,559
Nojima Corp.	500	13,873
NOK Corp.	200	2,512
Nomura Co. Ltd.	100	812
Noritake Co. Ltd./Nagoya Japan	100	3,812
Noritsu Koki Co. Ltd.	300	6,398
Noritz Corp.	300	5,303
North Pacific Bank Ltd.	3,000	6,888
NS Solutions Corp.	200	5,927

NSK Ltd.	2,500	24,147
NTN Corp.(1)	4,600	13,434
NTT Data Corp.	2,300	37,189
Obara Group, Inc.	200	6,943
Obayashi Corp.	3,500	29,747
Obic Co. Ltd.	100	18,733
Odakyu Electric Railway Co. Ltd.	700	18,401
Ogaki Kyoritsu Bank Ltd. (The)	400	6,954
Oiles Corp.	400	5,706
Oisix ra daichi, Inc.(1)	300	8,682
Oji Holdings Corp.	6,600	39,523
Okamura Corp.	400	5,091
Okasan Securities Group, Inc.	1,000	4,048
Oki Electric Industry Co. Ltd.	1,000	9,018
Okinawa Electric Power Co., Inc. (The)	315	3,988
Okumura Corp.	200	5,273
Okuwa Co. Ltd.	100	1,024
Olympus Corp.	2,700	57,521
Omron Corp.	200	15,824
Ono Pharmaceutical Co. Ltd.	800	18,232
Onward Holdings Co. Ltd.	1,000	2,738
Open House Co. Ltd.	600	27,794
Optim Corp.(1)	200	4,570
Optorun Co. Ltd.	100	2,473
Oracle Corp. (Tokyo)(1)	100	9,044
Organo Corp.	100	5,914
Orient Corp.	3,800	5,445
Oriental Land Co. Ltd.	200	29,607
Oriental Shiraishi Corp.(1)	1,400	3,607
ORIX Corp., ADR(2)	1,391	122,533
Osaka Gas Co. Ltd.	200	3,826
Osaka Organic Chemical Industry Ltd.	200	7,578
Osaka Soda Co. Ltd.	200	4,587
OSG Corp.	100	1,641
Otsuka Corp.	400	21,611
Otsuka Holdings Co. Ltd.	800	33,542
Outsourcing, Inc.	1,100	19,985
Pacific Industrial Co. Ltd.	700	7,641
Pack Corp. (The)	100	2,582
PALTAC Corp.	200	10,629
Pan Pacific International Holdings Corp.	1,400	27,997
Panasonic Corp.	4,200	47,702
Paramount Bed Holdings Co. Ltd.	400	7,429
Park24 Co. Ltd.(1)	500	10,451
Pasona Group, Inc.	400	6,927
Penta-Ocean Construction Co. Ltd.	3,000	21,425
PeptiDream, Inc.(1)	100	4,614
Persol Holdings Co. Ltd.	600	11,649
Pharma Foods International Co. Ltd.	300	8,371
Pigeon Corp.	300	8,647
Pilot Corp.	300	9,670
Piolax, Inc.	100	1,339
Plenus Co. Ltd.	200	3,529
Pola Orbis Holdings, Inc.	300	7,825
Poletowin Pitcrew Holdings, Inc.	100	979

Press Kogyo Co. Ltd.	300	884
Prestige International, Inc.	600	3,756
Prima Meat Packers Ltd.	200	5,590
PS Mitsubishi Construction Co. Ltd.	200	1,205
Raito Kogyo Co. Ltd.	500	8,250
Rakuten Group, Inc.	2,100	24,323
Recruit Holdings Co. Ltd.	1,900	97,386
Relia, Inc.	500	5,498
Relo Group, Inc.	300	5,959
Renesas Electronics Corp.(1)	1,700	17,814
Rengo Co. Ltd.	1,700	14,360
Resona Holdings, Inc.	10,284	44,240
Resorttrust, Inc.	800	12,734
Ricoh Co. Ltd.	5,500	65,555
Ricoh Leasing Co. Ltd.	200	6,209
Rinnai Corp.	100	9,940
Riso Kyoiku Co. Ltd.	1,600	4,557
Rohm Co. Ltd.	100	9,368
Rohto Pharmaceutical Co. Ltd.	300	7,423
Rorze Corp.	100	8,814
RS Technologies Co. Ltd.	200	9,819
Ryobi Ltd.(1)	100	1,454
Ryohin Keikaku Co. Ltd.	500	9,612
Ryosan Co. Ltd.	200	3,747
S Foods, Inc.	200	5,970
S-Pool, Inc.	200	1,600
Saizeriya Co. Ltd.	200	4,340
Sakai Moving Service Co. Ltd.	100	5,084
Sakata INX Corp.	100	940
Sakata Seed Corp.	200	6,684
Sakura Internet, Inc.	200	1,138
Sala Corp.	200	1,088
San-A Co. Ltd.	100	3,886
San-Ai Oil Co. Ltd.	700	7,586
San-In Godo Bank Ltd. (The)	800	3,932
Sanei Architecture Planning Co. Ltd.	100	1,855
Sangetsu Corp.	300	4,240
Sanki Engineering Co. Ltd.	100	1,267
Sankyo Co. Ltd.	200	4,918
Sankyo Tateyama, Inc.	100	722
Sankyu, Inc.	500	21,878
Sanoh Industrial Co. Ltd.	100	1,022
Santen Pharmaceutical Co. Ltd.	1,000	13,328
Sanwa Holdings Corp.	1,700	21,164
Sanyo Chemical Industries Ltd.	100	5,087
Sanyo Denki Co. Ltd.	200	13,926
Sapporo Holdings Ltd.	600	11,866
Sato Holdings Corp.	100	2,394
Sawada Holdings Co. Ltd.	200	1,913
Sawai Group Holdings Co. Ltd.	300	13,118
SB Technology Corp.	200	5,602
SBI Holdings, Inc.	1,900	48,351
SBS Holdings, Inc.	100	2,831
SCREEN Holdings Co. Ltd.	200	18,619
SCSK Corp.	300	17,877

Secom Co. Ltd.	500	39,520
Sega Sammy Holdings, Inc.	500	6,412
Seibu Holdings, Inc.(1)	500	5,748
Seikitokyu Kogyo Co. Ltd.	200	1,547
Seiko Epson Corp.	2,400	43,591
Seiko Holdings Corp.	100	1,984
Seino Holdings Co. Ltd.	900	12,732
Seiren Co. Ltd.	400	7,398
Sekisui Chemical Co. Ltd.	1,100	19,178
Sekisui House Ltd.	2,500	52,615
Sekisui Jushi Corp.	100	1,930
Senko Group Holdings Co. Ltd.	700	6,479
Senshu Ikeda Holdings, Inc.	2,000	2,965
Septeni Holdings Co. Ltd.	1,000	4,230
Seria Co. Ltd.	300	10,885
Seven & i Holdings Co. Ltd.	2,500	110,025
Seven Bank Ltd.	2,400	5,037
SG Holdings Co. Ltd.	1,500	33,251
Sharp Corp.	2,100	39,157
Shibaura Machine Co. Ltd.	200	4,635
Shibuya Corp.	100	3,068
SHIFT, Inc.(1)	100	13,842
Shiga Bank Ltd. (The)	300	5,546
Shikoku Bank Ltd. (The)	200	1,273
Shikoku Chemicals Corp.	100	1,129
Shikoku Electric Power Co., Inc.	900	6,103
Shimadzu Corp.	300	10,645
Shimamura Co. Ltd.	100	9,600
Shimano, Inc.	100	22,772
Shimizu Corp.	1,300	10,595
Shin Nippon Air Technologies Co. Ltd.	200	3,721
Shin-Etsu Chemical Co. Ltd.	500	86,617
Shin-Etsu Polymer Co. Ltd.	200	1,929
Shinmaywa Industries Ltd.	500	4,464
Shinnihon Corp.	200	1,574
Shinoken Group Co. Ltd.	100	1,090
Shinsei Bank Ltd.	1,000	16,105
Shionogi & Co. Ltd.	600	30,658
Ship Healthcare Holdings, Inc.	1,000	23,966
Shiseido Co. Ltd.	500	36,131
Shizuoka Bank Ltd. (The)	2,400	19,226
Shoei Co. Ltd.	200	7,279
Showa Sangyo Co. Ltd.	200	5,418
Siix Corp.	300	4,234
Sinanen Holdings Co. Ltd.	200	5,042
Sinfonia Technology Co. Ltd.	300	3,602
Sinko Industries Ltd.	200	3,509
Sintokogio Ltd.	200	1,376
SKY Perfect JSAT Holdings, Inc.	1,200	4,749
Skylark Holdings Co. Ltd.(1)	500	6,880
SMC Corp.	53	31,888
SMS Co. Ltd.	300	8,335
Sodick Co. Ltd.	200	2,009
Softbank Corp.	4,000	51,288
SoftBank Group Corp.	1,700	129,494

Sohgo Security Services Co. Ltd.	300	14,027
Sojitz Corp.	3,000	9,295
Solasto Corp.	100	1,183
Sompo Holdings, Inc.	1,500	60,348
Sony Group Corp., ADR	3,411	339,770
Sotetsu Holdings, Inc.	600	11,653
Square Enix Holdings Co. Ltd.	400	21,496
St. Marc Holdings Co. Ltd.	300	4,224
Stanley Electric Co. Ltd.	500	14,998
Star Micronics Co. Ltd.	500	7,991
Starts Corp., Inc.	400	10,188
Starzen Co. Ltd.	200	3,862
Stella Chemifa Corp.	200	5,366
Strike Co. Ltd.	100	3,858
Subaru Corp.	1,600	31,208
Sugi Holdings Co. Ltd.	200	15,753
SUMCO Corp.	2,100	48,488
Sumida Corp.	100	933
Sumitomo Chemical Co. Ltd.	10,900	60,451
Sumitomo Corp.	4,000	56,533
Sumitomo Dainippon Pharma Co., Ltd.	800	15,351
Sumitomo Densetsu Co. Ltd.	100	2,101
Sumitomo Electric Industries Ltd.	3,700	56,962
Sumitomo Forestry Co. Ltd.	1,100	22,385
Sumitomo Heavy Industries Ltd.	700	21,986
Sumitomo Metal Mining Co. Ltd.	600	26,794
Sumitomo Mitsui Construction Co. Ltd.	300	1,296
Sumitomo Mitsui Financial Group, Inc., ADR(2)	19,066	139,563
Sumitomo Mitsui Trust Holdings, Inc.	1,400	48,944
Sumitomo Osaka Cement Co. Ltd.	300	8,486
Sumitomo Realty & Development Co. Ltd.	1,500	50,974
Sumitomo Riko Co. Ltd.	200	1,229
Sumitomo Rubber Industries Ltd.	1,400	18,042
Sumitomo Seika Chemicals Co. Ltd.	200	6,569
Sumitomo Warehouse Co. Ltd. (The)	500	6,695
Sun Frontier Fudousan Co. Ltd.	500	4,217
Sundrug Co. Ltd.	300	10,178
Suntory Beverage & Food Ltd.	500	18,658
Suruga Bank Ltd.	1,300	4,287
Suzuken Co. Ltd.	200	6,297
Suzuki Motor Corp.	1,200	52,366
SWCC Showa Holdings Co. Ltd.	200	3,054
Sysmex Corp.	400	41,479
Systena Corp.	500	9,025
T Hasegawa Co. Ltd.	200	3,925
T&D Holdings, Inc.	2,700	36,727
T-Gaia Corp.	100	1,718
Tadano Ltd.	200	1,980
Taihei Dengyo Kaisha Ltd.	100	2,411
Taiheiyo Cement Corp.	1,000	23,255
Taikisha Ltd.	200	5,790
Taiko Pharmaceutical Co. Ltd.	600	5,811
Taisei Corp.	700	24,725
Taisho Pharmaceutical Holdings Co. Ltd.	100	5,706
Taiyo Holdings Co. Ltd.	100	4,651

Taiyo Yuden Co. Ltd.	900	42,763
Takamatsu Construction Group Co. Ltd.	100	1,865
Takara Holdings, Inc.	200	2,678
Takara Leben Co. Ltd.	1,500	4,803
Takara Standard Co. Ltd.	100	1,486
Takashimaya Co. Ltd.	800	8,988
Takeda Pharmaceutical Co. Ltd., ADR	3,998	68,326
Takeei Corp.	100	1,173
Takeuchi Manufacturing Co. Ltd.	400	10,791
Takuma Co. Ltd.	500	8,549
Tama Home Co. Ltd.	100	1,986
Tamron Co. Ltd.	200	4,448
Tamura Corp.	200	1,001
Tanseisha Co. Ltd.	800	6,092
Tatsuta Electric Wire and Cable Co. Ltd.	200	1,045
TDK Corp.	600	75,558
TechMatrix Corp.	400	6,415
TechnoPro Holdings, Inc.	100	7,214
Teijin Ltd.	1,400	23,040
Teikoku Electric Manufacturing Co. Ltd.	400	4,589
Teikoku Sen-I Co. Ltd.	200	3,680
Terumo Corp.	800	30,885
THK Co. Ltd.	200	6,595
TIS, Inc.	900	23,093
TKC Corp.	200	6,309
Toa Corp. (Tokyo)	300	6,808
Toagosei Co. Ltd.	700	7,634
Tobu Railway Co. Ltd.	300	7,697
TOC Co. Ltd.	200	1,308
Tocalo Co. Ltd.	600	7,791
Toda Corp.	1,300	9,472
Toho Bank Ltd. (The)	500	954
Toho Co. Ltd.	300	12,509
Toho Gas Co. Ltd.	100	5,544
Toho Holdings Co. Ltd.	300	4,654
Toho Titanium Co. Ltd.	600	5,149
Toho Zinc Co. Ltd.	200	3,709
Tohoku Electric Power Co., Inc.	2,400	19,561
Tokai Carbon Co. Ltd.	1,600	23,903
Tokai Corp/Gifu	200	4,264
TOKAI Holdings Corp.	900	7,249
Tokai Rika Co. Ltd.	500	8,151
Tokai Tokyo Financial Holdings, Inc.	1,400	5,315
Token Corp.	100	8,848
Tokio Marine Holdings, Inc.	1,400	65,617
Tokushu Tokai Paper Co. Ltd.	100	4,014
Tokuyama Corp.	500	10,476
Tokyo Century Corp.	300	17,603
Tokyo Electric Power Co. Holdings, Inc.(1)	6,500	20,347
Tokyo Electron Ltd.	200	87,750
Tokyo Gas Co. Ltd.	400	7,922
Tokyo Ohka Kogyo Co. Ltd.	100	6,314
Tokyo Seimitsu Co. Ltd.	200	9,941
Tokyo Steel Manufacturing Co. Ltd.	900	9,512
Tokyo Tatemono Co. Ltd.	600	9,127

Tokyotokeiba Co. Ltd.	200	9,871
Tokyu Construction Co. Ltd.	200	1,287
Tokyu Corp.	900	12,073
Tokyu Fudosan Holdings Corp.	5,600	33,614
TOMONY Holdings, Inc.	1,400	3,891
Tomy Co. Ltd.	600	5,230
Toppan Forms Co. Ltd.	100	991
Toppan Printing Co. Ltd.	1,500	26,196
Topre Corp.	500	7,472
Toray Industries, Inc.	8,700	57,406
Toridoll Holdings Corp.	200	3,100
Torii Pharmaceutical Co. Ltd.	100	2,242
Tosei Corp.	500	4,809
Toshiba Corp.	300	12,640
Toshiba TEC Corp.	200	7,813
Tosoh Corp.	1,800	32,005
Totetsu Kogyo Co. Ltd.	300	6,594
TOTO Ltd.	500	27,506
Towa Bank Ltd. (The)	200	1,013
Towa Corp.	500	9,316
Towa Pharmaceutical Co. Ltd.	100	2,127
Toyo Construction Co. Ltd.	700	3,597
Toyo Gosei Co. Ltd.	100	10,323
Toyo Ink SC Holdings Co. Ltd.	200	3,683
Toyo Kanetsu KK	200	4,293
Toyo Seikan Group Holdings Ltd.	1,000	13,632
Toyo Suisan Kaisha Ltd.	200	8,153
Toyo Tire Corp.	900	18,294
Toyobo Co. Ltd.	900	11,200
Toyoda Gosei Co. Ltd.	500	12,763
Toyota Boshoku Corp.	600	11,603
Toyota Industries Corp.	600	51,929
Toyota Motor Corp., ADR(2)	1,123	186,396
Toyota Tsusho Corp.	400	18,239
TPR Co. Ltd.	200	2,720
Trancom Co. Ltd.	100	7,791
Transcosmos, Inc.	200	5,484
Trend Micro, Inc.	800	40,629
Tri Chemical Laboratories, Inc.	400	12,765
TS Tech Co. Ltd.	600	8,528
Tsubakimoto Chain Co.	100	2,861
Tsugami Corp.	500	7,565
Tsukishima Kikai Co. Ltd.	500	5,376
Tsumura & Co.	200	6,469
Tsuruha Holdings, Inc.	100	12,165
UACJ Corp.(1)	500	10,874
Ube Industries Ltd.	900	19,105
Uchida Yoko Co. Ltd.	200	8,695
Ulvac, Inc.	200	9,238
Unicharm Corp.	700	27,793
Unipres Corp.	100	876
United Super Markets Holdings, Inc.	900	8,976
Universal Entertainment Corp.(1)	100	2,186
Ushio, Inc.	500	7,171
USS Co. Ltd.	400	7,043

UT Group Co. Ltd.	200	5,456
V Technology Co. Ltd.	200	9,463
Valor Holdings Co. Ltd.	300	6,194
ValueCommerce Co. Ltd.	200	5,568
Vital KSK Holdings, Inc.	400	2,611
VT Holdings Co. Ltd.	300	1,286
Wacoal Holdings Corp.	200	4,539
Wacom Co. Ltd.	1,800	11,297
Wakita & Co. Ltd.	600	6,114
Welcia Holdings Co. Ltd.	400	12,322
West Japan Railway Co.	200	11,425
Wowow, Inc.	200	4,229
Yahagi Construction Co. Ltd.	400	2,615
Yakult Honsha Co. Ltd.	200	10,782
YAKUODO Holdings Co. Ltd.	200	4,353
YAMABIKO Corp.	500	5,439
Yamada Holdings Co. Ltd.	1,700	8,293
Yamaguchi Financial Group, Inc.	1,300	7,764
Yamaha Corp.	500	30,120
Yamaha Motor Co. Ltd.	2,300	67,518
Yamaichi Electronics Co. Ltd.	100	1,467
Yamato Corp.	200	1,443
Yamato Holdings Co. Ltd.	900	24,590
Yamato Kogyo Co. Ltd.	200	6,617
Yamazaki Baking Co. Ltd.	700	10,565
Yamazen Corp.	200	1,773
Yaoko Co. Ltd.	200	11,729
Yaskawa Electric Corp.	100	4,738
Yellow Hat Ltd.	500	8,983
Yodogawa Steel Works Ltd.	200	4,299
Yokogawa Bridge Holdings Corp.	100	1,821
Yokogawa Electric Corp.	1,200	19,427
Yokohama Reito Co. Ltd.	700	5,606
Yokohama Rubber Co. Ltd. (The)	1,500	30,578
Yokowo Co. Ltd.	200	4,204
Yorozu Corp.	100	1,116
Yotai Refractories Co. Ltd.	200	2,114
Yuasa Trading Co. Ltd.	100	2,750
Yurtec Corp.	200	1,375
Z Holdings Corp.	7,600	36,251
Zenkoku Hosho Co. Ltd.	500	20,689
Zensho Holdings Co. Ltd.	600	14,978
Zeon Corp.	200	3,040
ZERIA Pharmaceutical Co. Ltd.	200	3,834
ZOZO, Inc.	400	13,609
		14,875,984
Netherlands — 3.5%
Aalberts NV	850	48,385
ABN AMRO Bank NV, CVA(1)	3,400	45,526
Accell Group NV(1)	376	21,349
Adyen NV(1)	65	150,440
Aegon NV	5,833	27,532
AerCap Holdings NV(1)	1,367	80,653
Akzo Nobel NV	886	113,119
AMG Advanced Metallurgical Group NV(2)	381	13,837

Arcadis NV	530	23,095
ASM International NV	183	57,235
ASML Holding NV, NY Shares	668	451,214
ASR Nederland NV	1,455	62,665
B&S Group Sarl	176	1,906
Basic-Fit NV(1)	704	33,870
BE Semiconductor Industries NV	577	46,294
Boskalis Westminster	945	32,261
Coca-Cola European Partners plc	598	36,191
Corbion NV	582	33,586
Flow Traders(2)	404	17,684
ForFarmers NV	632	4,101
Fugro NV(1)	1,066	11,602
Heijmans NV, CVA(2)	462	7,531
Heineken Holding NV	62	6,276
Heineken NV	195	23,342
IMCD NV	81	13,207
ING Groep NV, ADR(2)	17,995	251,390
Just Eat Takeaway.com NV(1)(2)	258	23,314
Kendrion NV	45	1,265
Koninklijke Ahold Delhaize NV	5,312	154,645
Koninklijke BAM Groep NV(1)	6,219	18,339
Koninklijke DSM NV	526	96,926
Koninklijke KPN NV(2)	29,204	97,624
Koninklijke Philips NV(2)	1,875	105,900
Koninklijke Vopak NV	513	24,309
Nedap N.V.	19	1,317
NN Group NV	1,982	100,880
OCI NV(1)	955	24,645
Pharming Group NV(1)(2)	6,312	7,744
PostNL NV	7,396	43,467
Prosus NV(1)	468	48,486
Randstad NV	242	18,845
SBM Offshore NV	1,193	20,574
SIF Holding NV(2)	255	4,926
Signify NV	428	26,471
Sligro Food Group NV(1)	298	9,543
TKH Group NV, CVA	493	26,125
TomTom NV(1)	753	6,863
Van Lanschot Kempen NV(1)	419	12,167
Wolters Kluwer NV	401	38,511
		2,527,177
New Zealand — 0.3%
a2 Milk Co. Ltd. (The)(1)	1,826	7,779
Air New Zealand Ltd.(1)	4,184	5,041
Arvida Group Ltd.	960	1,272
Auckland International Airport Ltd.(1)	1,633	8,623
Chorus Ltd.	2,721	12,373
Contact Energy Ltd.	1,579	8,831
Fisher & Paykel Healthcare Corp. Ltd.	852	18,035
Fletcher Building Ltd.	5,977	32,161
Genesis Energy Ltd.	552	1,345
Hallenstein Glasson Holdings Ltd.	237	1,245
Infratil Ltd.	2,076	11,284
Mercury NZ Ltd.	1,963	9,292

Meridian Energy Ltd.	2,645	9,857
NZX Ltd.	2,074	3,093
Oceania Healthcare Ltd.	10,328	10,321
Pushpay Holdings Ltd.(1)(2)	6,208	7,641
Ryman Healthcare Ltd.	931	8,796
Sanford Ltd.	585	1,995
Scales Corp. Ltd.	162	534
SKYCITY Entertainment Group Ltd.(1)	4,175	10,813
Spark New Zealand Ltd.	7,379	24,019
Summerset Group Holdings Ltd.	1,675	15,050
Synlait Milk Ltd.(1)(2)	167	367
Z Energy Ltd.	5,301	9,822
		219,589
Norway — 0.8%
ABG Sundal Collier Holding ASA	7,195	7,506
Adevinta ASA(1)	508	9,853
Aker BP ASA	462	13,608
Atea ASA(1)	431	8,469
Austevoll Seafood ASA(2)	108	1,412
Avance Gas Holding Ltd.(2)	187	968
Bakkafrost P/F	34	3,032
Borregaard ASA	682	15,589
Bouvet ASA	26	2,014
BW Energy Ltd.(1)	49	141
BW LPG Ltd.	1,378	9,524
BW Offshore Ltd.	1,603	6,546
DNB ASA	1,495	33,366
DNO ASA(1)	6,539	6,945
Entra ASA	98	2,325
Equinor ASA, ADR(2)	3,339	73,157
Europris ASA	1,242	8,314
Fjordkraft Holding ASA	637	4,265
Frontline Ltd.	857	7,302
Gjensidige Forsikring ASA	310	6,984
Golden Ocean Group Ltd.(1)	201	1,975
Grieg Seafood ASA(1)	515	5,103
Kitron ASA	2,712	7,082
Kongsberg Gruppen ASA	294	7,608
Leroy Seafood Group ASA(2)	712	6,428
Mowi ASA	1,218	31,712
NEL ASA(1)(2)	2,746	6,002
Nordic Semiconductor ASA(1)	634	17,642
Norsk Hydro ASA	6,378	41,322
Norwegian Finans Holding ASA	1,247	14,612
Odfjell Drilling Ltd.(1)	354	916
Orkla ASA	1,053	10,981
PGS ASA(1)	8,947	5,576
Protector Forsikring ASA	387	4,177
Salmar ASA	167	12,329
Sbanken ASA	858	10,546
Scatec ASA	510	13,753
Schibsted ASA, B Shares	39	1,614
SpareBank 1 Nord Norge	924	9,353
Sparebank 1 Oestlandet	104	1,439
SpareBank 1 SMN	767	10,879

SpareBank 1 SR-Bank ASA	624	8,611
Sparebanken More	30	1,263
Sparebanken Vest	955	10,141
Stolt-Nielsen Ltd.	82	1,305
Storebrand ASA	1,310	13,065
Subsea 7 SA	1,267	12,566
Telenor ASA	952	16,577
TGS Nopec Geophysical Co. ASA	612	8,281
TOMRA Systems ASA	354	18,372
Veidekke ASA	669	9,998
Yara International ASA	445	23,738
		566,286
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares(1)(2)	47,877	9,316
CTT-Correios de Portugal SA	1,350	6,937
EDP - Energias de Portugal SA	7,330	42,669
Galp Energia SGPS SA	1,659	20,804
Jeronimo Martins SGPS SA	584	11,297
NOS SGPS SA	979	3,537
REN - Redes Energeticas Nacionais SGPS SA	3,035	8,549
Semapa-Sociedade de Investimento e Gestao	456	6,550
Sonae SGPS SA	1,952	1,889
		111,548
Singapore — 1.0%
Accordia Golf Trust	11,900	9
AEM Holdings Ltd.(2)	4,500	12,161
CapitaLand Ltd.	15,400	42,575
Chip Eng Seng Corp. Ltd.	900	299
City Developments Ltd.	1,600	9,222
ComfortDelGro Corp. Ltd.	25,800	32,711
DBS Group Holdings Ltd.	4,952	113,780
Far East Orchard Ltd.	3,900	3,154
First Resources Ltd.	5,300	5,404
Frencken Group Ltd.	6,300	8,410
Fu Yu Corp. Ltd.	17,800	4,239
Golden Agri-Resources Ltd.	74,900	13,297
GuocoLand Ltd.	800	973
Hour Glass Ltd. (The)	1,700	1,607
Hutchison Port Holdings Trust, U Shares	74,900	17,953
Japfa Ltd.	10,400	6,873
Jardine Cycle & Carriage Ltd.	500	8,374
Keppel Corp. Ltd.	9,400	38,060
Keppel Infrastructure Trust	10,900	4,492
Mandarin Oriental International Ltd.(1)	3,400	6,625
NetLink NBN Trust	1,500	1,083
OUE Ltd.	1,000	1,013
Oversea-Chinese Banking Corp. Ltd.	4,824	45,570
QAF Ltd.	5,200	3,752
Raffles Medical Group Ltd.	9,500	7,754
SATS Ltd.(1)	2,500	7,492
Sembcorp Industries Ltd.	8,900	14,788
Sembcorp Marine Ltd.(1)(2)	52,007	7,855
Sheng Siong Group Ltd.	5,700	6,848
Singapore Airlines Ltd.(1)	4,100	15,372
Singapore Exchange Ltd.	4,800	37,678

Singapore Post Ltd.	4,500	2,447
Singapore Press Holdings Ltd.	13,100	17,310
Singapore Technologies Engineering Ltd.	12,900	37,905
Singapore Telecommunications Ltd.	14,400	26,324
StarHub Ltd.	4,500	4,149
UMS Holdings Ltd.	5,900	6,320
United Overseas Bank Ltd.	2,700	53,611
UOL Group Ltd.	2,900	16,263
Venture Corp. Ltd.	1,100	16,000
Wilmar International Ltd.	7,100	25,690
Wing Tai Holdings Ltd.	4,300	5,655
Yangzijiang Shipbuilding Holdings Ltd.	32,800	36,902
Yanlord Land Group Ltd.	8,800	8,508
		736,507
Spain — 2.2%
Acciona SA	265	45,811
Acerinox SA(2)	1,664	23,709
ACS Actividades de Construccion y Servicios SA	1,210	37,296
Aena SME SA(1)	182	31,698
Almirall SA	754	12,870
Amadeus IT Group SA(1)	556	41,954
Applus Services SA(1)	1,581	16,497
Atresmedia Corp. de Medios de Comunicacion SA(1)	1,279	6,264
Banco Bilbao Vizcaya Argentaria SA, ADR(1)	27,319	170,197
Banco de Sabadell SA(1)	31,453	24,198
Banco Santander SA, ADR(1)(2)	45,495	191,534
Bankinter SA	2,702	15,429
CaixaBank SA	12,843	44,525
Cellnex Telecom SA	564	34,216
Cia de Distribucion Integral Logista Holdings SA	542	11,851
CIE Automotive SA(2)	454	13,585
Construcciones y Auxiliar de Ferrocarriles SA	289	13,427
Ebro Foods SA	526	11,158
Enagas SA	1,589	37,324
Ence Energia y Celulosa SA(1)	1,443	6,081
Endesa SA	1,543	44,487
Ercros SA	385	1,665
Euskaltel SA	570	7,650
Faes Farma SA	2,832	11,722
Ferrovial SA	509	14,870
Fluidra SA	166	6,597
Fomento de Construcciones y Contratas SA	466	5,917
Gestamp Automocion SA(1)	1,752	9,536
Global Dominion Access SA	1,242	6,730
Grifols SA(2)	438	12,192
Grupo Catalana Occidente SA	464	19,581
Iberdrola SA	10,734	147,957
Indra Sistemas SA(1)	424	3,692
Industria de Diseno Textil SA	2,325	90,362
Liberbank SA	34,422	13,905
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(1)	2,702	5,272
Mapfre SA(2)	7,868	18,030
Mediaset Espana Comunicacion SA(1)	2,011	14,105
Melia Hotels International SA(1)	1,566	13,116
Miquel y Costas & Miquel SA	58	1,121

Naturgy Energy Group SA	2,073	54,249
Neinor Homes SA(1)	540	7,090
Pharma Mar SA	128	11,925
Prosegur Cash SA	3,818	3,605
Prosegur Cia de Seguridad SA	2,790	8,654
Red Electrica Corp. SA	1,955	39,144
Repsol SA	2,814	37,646
Sacyr SA(2)	4,407	11,837
Siemens Gamesa Renewable Energy SA(1)	615	20,327
Solarpack Corp. Tecnologica SA(1)	199	4,553
Talgo SA(1)	319	1,944
Tecnicas Reunidas SA(1)(2)	508	7,236
Telefonica SA, ADR(2)	12,898	64,361
Unicaja Banco SA	8,379	9,414
Viscofan SA	433	30,556
Zardoya Otis SA	1,487	10,372
		1,561,044
Sweden — 3.8%
AAK AB	416	9,588
AcadeMedia AB	673	6,431
Adapteo Oyj	452	8,943
AddTech AB, B Shares	1,286	21,216
AF POYRY AB(1)	464	15,884
Alfa Laval AB	822	30,655
Alimak Group AB	274	4,688
Amasten Fastighets AB(1)	1,158	1,459
Ambea AB	451	3,758
Annehem Fastigheter AB, B Shares(1)	151	592
Arjo AB, B Shares	2,424	24,194
Assa Abloy AB, B Shares	808	24,875
Atlas Copco AB, B Shares	846	44,093
Atlas Copco AB, A Shares	1,521	93,128
Atrium Ljungberg AB, B Shares	56	1,312
Avanza Bank Holding AB	1,053	35,185
Axfood AB	660	18,389
Beijer Ref AB(2)	1,152	19,628
Bilia AB, A Shares	790	15,045
BillerudKorsnas AB	1,065	21,073
BioArctic AB(1)	99	1,008
BioGaia AB, B Shares	118	6,454
Biotage AB	622	13,642
Boliden AB	1,577	63,351
Bonava AB, B Shares	824	10,510
Bravida Holding AB	855	12,977
Bure Equity AB	775	35,872
Byggmax Group AB	602	5,475
Castellum AB	464	12,015
Catena AB	162	8,672
Cibus Nordic Real Estate AB	262	6,007
Clas Ohlson AB, B Shares(1)	579	6,571
Cloetta AB, B Shares	1,689	5,487
Dios Fastigheter AB	1,235	13,008
Dometic Group AB	104	1,787
Electrolux AB, Series B(2)	1,180	33,593
Electrolux Professional AB, B Shares(1)	395	2,703

Elekta AB, B Shares	625	8,652
Embracer Group AB(1)	598	17,540
Eolus Vind AB, B Shares(2)	472	11,679
Epiroc AB, A Shares	2,631	60,015
Epiroc AB, B Shares	1,825	37,027
EQT AB	716	26,018
Essity AB, B Shares	1,632	56,487
Evolution AB	379	70,725
Fabege AB	797	12,948
Fastighets AB Balder, B Shares(1)	263	16,556
Fingerprint Cards AB, B Shares(1)	1,176	4,883
Fortnox AB	374	19,057
G5 Entertainment AB(2)	124	8,017
Getinge AB, B Shares	345	12,252
Granges AB	1,135	15,088
H & M Hennes & Mauritz AB, B Shares(1)	1,490	38,510
Hexagon AB, B Shares	4,158	59,510
Hexatronic Group AB	584	10,363
Hexpol AB	938	11,637
HMS Networks AB	126	5,304
Hoist Finance AB(1)(2)	1,730	7,574
Holmen AB, B Shares	412	18,862
Hufvudstaden AB, A Shares	383	6,462
Husqvarna AB, B Shares	2,710	39,917
ICA Gruppen AB	408	20,002
Indutrade AB	951	25,137
Investment AB Latour, B Shares	184	6,227
INVISIO AB	463	11,377
Inwido AB	628	11,291
JM AB	688	27,290
Karo Pharma AB(1)	252	1,669
Klovern AB, B Shares	4,692	9,403
KNOW IT AB	207	7,507
Kopparbergs Bryggeri AB, B Shares	56	1,331
Kungsleden AB	767	9,806
Lifco AB, B Shares	785	17,510
Lime Technologies AB	93	3,913
Lindab International AB	778	18,627
Loomis AB	416	13,328
Lundin Energy AB	263	9,017
Maha Energy AB(1)(2)	2,600	3,721
Mekonomen AB(1)	513	9,616
Millicom International Cellular SA, SDR(1)	791	35,347
MIPS AB	195	15,591
Munters Group AB	204	2,121
Mycronic AB	537	17,177
NCC AB, B Shares	607	11,595
New Wave Group AB, B Shares(1)	566	6,850
Nibe Industrier AB, B Shares	4,052	42,648
Nobia AB	1,165	10,706
Nobina AB(1)	994	9,988
Nolato AB, B Shares(2)	2,030	21,183
Nordea Bank Abp	8,000	86,908
Nordic Entertainment Group AB, B Shares(1)	422	20,340
Nordic Waterproofing Holding AB	311	6,182

NP3 Fastigheter AB	89	1,767
Nyfosa AB	1,109	14,730
Pandox AB(1)	470	8,294
Paradox Interactive AB	279	6,044
Peab AB, Class B	1,849	25,426
Proact IT Group AB	345	3,713
RaySearch Laboratories AB(1)	89	970
Rejlers AB(1)	199	3,748
Resurs Holding AB	903	4,881
Saab AB, B Shares	285	8,390
Samhallsbyggnadsbolaget i Norden AB(2)	2,935	12,872
Sandvik AB	3,212	85,383
SAS AB(1)	6,440	1,485
Scandi Standard AB	736	5,415
Scandic Hotels Group AB(1)(2)	200	873
Securitas AB, B Shares(2)	514	8,416
Sinch AB(1)	66	11,822
Skandinaviska Enskilda Banken AB, A Shares	5,123	66,197
Skanska AB, B Shares	1,986	56,115
SKF AB, B Shares	2,033	54,980
SkiStar AB(1)	525	8,438
SolTech Energy Sweden AB(1)	1,074	3,291
Spotify Technology SA(1)	155	37,443
SSAB AB, A Shares(1)	1,528	8,040
SSAB AB, B Shares(1)	4,117	20,100
Stillfront Group AB(1)	1,580	16,554
Svenska Cellulosa AB SCA, B Shares	1,510	25,247
Svenska Handelsbanken AB, A Shares	4,451	50,894
Sweco AB, B Shares	168	2,973
Swedbank AB, A Shares	3,405	62,508
Swedish Orphan Biovitrum AB(1)	423	7,223
Tele2 AB, B Shares	267	3,637
Telefonaktiebolaget LM Ericsson, ADR(2)	10,992	147,623
Telia Co. AB	6,210	27,562
Tethys Oil AB	639	4,584
Tethys Oil AB, Redemption Shares(1)	639	154
Thule Group AB	297	13,919
Trelleborg AB, B Shares	1,045	26,814
Troax Group AB	287	10,823
Vitec Software Group AB, B Shares	386	17,082
Vitrolife AB	318	12,779
Volvo AB, B Shares	3,057	80,568
Wallenstam AB, B Shares	557	9,449
Wihlborgs Fastigheter AB(2)	591	13,378
		2,700,363
Switzerland — 7.8%
ABB Ltd., ADR	2,007	68,519
Adecco Group AG	859	59,452
Alcon, Inc.	1,305	90,800
Allreal Holding AG	84	16,940
ALSO Holding AG(1)	84	24,873
Aluflexpack AG(1)	154	5,612
ams AG(1)	2,550	50,134
APG SGA SA(1)	4	1,064
Arbonia AG	654	12,129

Aryzta AG(1)	998	1,339
Ascom Holding AG(1)	361	6,052
Autoneum Holding AG(1)	35	6,849
Bachem Holding AG, Class B	36	19,744
Baloise Holding AG	250	41,620
Banque Cantonale Vaudoise	176	16,607
Barry Callebaut AG	11	25,030
Belimo Holding AG	40	16,978
Bell Food Group AG	17	5,304
Bellevue Group AG	89	3,784
BKW AG	65	7,232
Bobst Group SA(1)	90	6,386
Bossard Holding AG, Class A	40	9,483
Bucher Industries AG	52	28,454
Burckhardt Compression Holding AG	42	17,127
Burkhalter Holding AG	46	3,774
Bystronic AG	14	18,428
Cembra Money Bank AG	180	20,477
Chocoladefabriken Lindt & Spruengli AG, Participation Ceritificate	5	47,159
Cie Financiere Richemont SA	1,939	234,892
Clariant AG(1)	1,128	24,383
Coltene Holding AG(1)	73	10,479
Comet Holding AG	69	18,488
COSMO Pharmaceuticals NV(1)	51	4,896
Credit Suisse Group AG, ADR(2)	15,194	167,438
Daetwyler Holding AG	76	25,793
DKSH Holding AG	215	17,515
dormakaba Holding AG	36	24,664
Dufry AG(1)	372	23,493
EFG International AG(1)	847	6,742
Emmi AG	16	16,294
EMS-Chemie Holding AG	27	25,354
Evolva Holding SA(1)	11,416	2,341
Flughafen Zurich AG(1)	162	28,349
Forbo Holding AG	10	20,046
Galenica AG	134	9,446
GAM Holding AG(1)	1,797	4,603
Geberit AG	130	94,366
Georg Fischer AG	31	44,543
Givaudan SA	14	62,571
Gurit Holding AG	6	16,038
Helvetia Holding AG	354	39,744
Holcim Ltd.(1)	2,775	166,024
Huber + Suhner AG	125	10,007
Implenia AG(1)	101	2,894
Ina Invest Holding AG(1)	20	412
Inficon Holding AG	14	16,153
Interroll Holding AG	8	31,682
Intershop Holding AG	7	4,865
Julius Baer Group Ltd.	1,511	102,664
Kardex Holding AG	96	21,550
Komax Holding AG(1)	34	8,239
Kuehne + Nagel International AG	323	109,046
Landis+Gyr Group AG(1)	94	6,857
LEM Holding SA	2	4,367

Leonteq AG	78	3,996
Liechtensteinische Landesbank AG	79	4,733
Logitech International SA	1,385	170,325
Lonza Group AG	75	48,484
Medacta Group SA(1)	74	10,183
Metall Zug AG, B Shares	4	8,981
Mobilezone Holding AG	498	6,308
Mobimo Holding AG(1)	39	13,061
Nestle SA	2,895	357,585
Novartis AG, ADR	4,729	417,949
OC Oerlikon Corp. AG	1,203	13,789
Orior AG	86	7,923
Partners Group Holding AG	117	176,595
Peach Property Group AG	94	6,140
PSP Swiss Property AG	226	29,573
Rieter Holding AG(1)	8	1,531
Roche Holding AG	1,780	623,092
Roche Holding AG, Bearer Shares	96	36,232
Schindler Holding AG	74	21,501
Schindler Holding AG, Bearer Participation Certificate	151	44,924
Schweiter Technologies AG	10	16,933
Sensirion Holding AG(1)	118	8,412
SFS Group AG	137	19,259
SGS SA	29	90,603
Siegfried Holding AG(1)	35	31,361
SIG Combibloc Group AG(1)	1,084	28,673
Sika AG	252	81,134
Softwareone Holding AG(1)	836	20,744
Sonova Holding AG(1)	123	43,483
St Galler Kantonalbank AG	21	9,906
Stadler Rail AG	46	2,232
Straumann Holding AG	28	43,831
Sulzer AG	220	28,201
Swatch Group AG (The)	261	18,049
Swatch Group AG (The), Bearer Shares	161	58,280
Swiss Life Holding AG	160	83,421
Swiss Prime Site AG	362	37,174
Swiss Re AG	1,002	96,883
Swisscom AG	185	104,508
Swissquote Group Holding SA	74	11,528
Tecan Group AG	81	40,584
Temenos AG	442	68,265
u-blox Holding AG(1)	60	3,764
UBS Group AG(2)	14,885	243,667
V-ZUG Holding AG(1)	38	5,898
Valiant Holding AG	140	14,600
Valora Holding AG(1)	20	4,625
VAT Group AG	94	28,674
Vetropack Holding AG	50	3,161
Vifor Pharma AG	318	46,371
Vontobel Holding AG	191	14,870
VP Bank AG	24	2,959
VZ Holding AG	90	7,769
Ypsomed Holding AG	8	1,346
Zehnder Group AG	116	10,913

Zurich Insurance Group AG	426	179,176
		5,552,750
United Kingdom — 13.4%
3i Group plc	2,236	39,346
Admiral Group plc	1,412	58,795
AG Barr plc(1)	685	5,067
Aggreko plc	3,869	47,203
AJ Bell plc	2,395	14,424
Anglo American plc	3,647	161,902
Anglo Asian Mining plc	529	1,175
Antofagasta plc	1,802	39,451
AO World plc(1)	4,668	17,208
Ashmore Group plc	1,623	9,106
Ashtead Group plc	2,810	204,983
ASOS plc(1)	30	2,075
Associated British Foods plc(1)	593	19,479
Aston Martin Lagonda Global Holdings plc(1)	38	1,135
AstraZeneca plc, ADR(2)	4,464	253,421
Augean plc(1)	438	1,756
Auto Trader Group plc(1)	4,685	37,281
Avast plc	411	2,743
Avation plc(1)	285	435
AVEVA Group plc	241	11,938
Aviva plc	16,337	95,203
B&M European Value Retail SA	6,001	48,985
BAE Systems plc	2,704	20,139
Balfour Beatty plc(1)	1,849	8,148
Bank of Georgia Group plc(1)	478	8,892
Barclays plc, ADR	20,970	221,863
Barratt Developments plc	5,700	61,006
Beazley plc(1)	2,177	9,286
Bellway plc	1,071	54,326
Berkeley Group Holdings plc	235	15,575
BHP Group plc, ADR	2,693	163,600
Biffa plc(1)	4,089	16,951
Bioventix plc	97	5,572
Bodycote plc	2,224	27,231
boohoo Group plc(1)	5,993	27,122
BP plc, ADR	5,473	143,557
Brewin Dolphin Holdings plc	1,438	6,937
Britvic plc	2,606	33,730
BT Group plc(1)	43,843	108,525
Bunzl plc	1,040	33,686
Burberry Group plc(1)	2,572	77,824
Burford Capital Ltd.	2,226	26,807
Cairn Energy plc	5,659	13,026
Capita plc(1)	2,336	1,331
Carnival plc, ADR(1)(2)	433	10,972
Centamin plc	9,004	14,037
Central Asia Metals plc	2,002	7,712
Centrica plc(1)	22,171	17,173
Chemring Group plc	1,059	4,583
Clinigen Group plc	497	5,986
Clipper Logistics plc	1,166	12,672

Close Brothers Group plc	1,535	35,693
CMC Markets plc	1,424	9,896
Coats Group plc	14,652	13,742
Coca-Cola HBC AG(1)	930	33,842
Compass Group plc(1)	1,753	39,960
Computacenter plc	643	24,469
ContourGlobal plc	2,246	6,120
ConvaTec Group plc	3,280	11,048
Countryside Properties plc(1)	390	2,830
Cranswick plc	117	6,559
Crest Nicholson Holdings plc(1)	3,217	20,876
Croda International plc	419	41,469
CVS Group plc(1)	810	25,210
Daily Mail & General Trust plc	954	12,070
DCC plc	226	19,190
De La Rue plc(1)	2,261	5,846
Dechra Pharmaceuticals plc	30	1,753
Devro plc	2,672	7,894
Diageo plc, ADR	1,040	200,980
Diploma plc	266	10,866
Direct Line Insurance Group plc	6,931	29,261
Diversified Energy Co. plc	6,380	9,468
Dixons Carphone plc(1)	686	1,328
Domino's Pizza Group plc	1,387	7,167
Drax Group plc	5,526	34,149
DS Smith plc	4,136	24,509
Dunelm Group plc	1,103	22,939
easyJet plc(1)	699	9,957
Eckoh plc	1,273	1,228
Electrocomponents plc	1,903	26,688
EMIS Group plc	656	11,035
Ergomed plc(1)	532	9,326
Essentra plc	981	4,337
Evraz plc	3,776	34,098
Experian plc	2,057	78,812
Ferguson plc	1,114	151,292
Ferrexpo plc	4,115	26,138
Forterra plc(1)	2,009	8,338
Frasers Group plc(1)	2,273	18,638
Fresnillo plc	497	6,338
Frontier Developments plc(1)	65	2,367
Games Workshop Group plc	365	61,821
Gateley Holdings plc(1)	451	1,273
Genus plc	152	10,878
GlaxoSmithKline plc, ADR(2)	6,045	234,365
Glencore plc(1)	24,871	113,139
Go-Ahead Group plc (The)(1)	672	11,796
Golar LNG Ltd.(1)	1,158	14,707
Grafton Group plc	2,008	33,432
Grainger plc	1,786	7,229
Greggs plc(1)	938	33,185
Gulf Keystone Petroleum Ltd.(1)	636	1,494
Gym Group plc (The)(1)	298	1,165
Halfords Group plc(1)	2,386	12,885

Halma plc	1,280	47,247
Harbour Energy plc(1)	3,028	881
Hargreaves Lansdown plc	2,120	49,678
Hays plc(1)	11,502	28,274
Helical plc	1,145	7,114
Hikma Pharmaceuticals plc	744	25,771
Hill & Smith Holdings plc	682	14,818
Hiscox Ltd.(1)	476	5,296
Hochschild Mining plc	4,168	11,609
HomeServe plc	887	11,758
Hotel Chocolat Group plc(1)	183	1,008
Howden Joinery Group plc	4,660	52,639
HSBC Holdings plc, ADR	10,969	355,176
Hunting plc	2,569	9,548
Ibstock plc	3,125	10,145
IG Group Holdings plc	2,376	28,858
IMI plc	2,241	52,770
Impax Asset Management Group plc	566	8,923
Inchcape plc	3,685	40,848
Indivior plc(1)	10,086	22,355
Informa plc(1)	300	2,309
IntegraFin Holdings plc	2,862	22,048
InterContinental Hotels Group plc(1)	322	22,422
Intermediate Capital Group plc	607	18,058
International Personal Finance plc(1)	904	1,694
Intertek Group plc	842	64,726
Investec plc	5,046	22,197
ITV plc(1)	12,599	22,896
IWG plc(1)	7,707	39,342
J D Wetherspoon plc(1)	378	7,061
J Sainsbury plc	16,249	61,167
Jadestone Energy plc(1)	2,676	2,715
JD Sports Fashion plc(1)	3,019	40,411
JET2 plc(1)	1,380	26,396
John Laing Group plc	1,980	11,284
Johnson Matthey plc	1,381	59,573
Jubilee Metals Group plc(1)	28,078	6,976
Judges Scientific plc	96	8,591
Jupiter Fund Management plc	1,426	5,618
Just Group plc(1)	13,695	21,398
Kainos Group plc	1,078	21,745
Keller Group plc	1,301	15,393
Kingfisher plc(1)	7,674	38,946
Knights Group Holdings plc(1)	237	1,405
Lancashire Holdings Ltd.	652	5,830
Legal & General Group plc	15,432	62,214
Liberty Global plc, Class A(1)	467	12,754
Liberty Global plc, Class C(1)	1,056	28,744
Liontrust Asset Management plc	522	11,246
Lloyds Banking Group plc, ADR	77,227	217,008
London Stock Exchange Group plc	245	26,289
Luxfer Holdings plc	249	5,692
M&G plc	20,091	69,478
Man Group plc	2,957	7,488

Marks & Spencer Group plc(1)	15,714	36,741
Marshalls plc(1)	1,051	10,947
Marston's plc(1)	6,983	9,012
McBride plc(1)	3,696	4,717
Mediclinic International plc(1)	414	1,913
Meggitt plc(1)	3,447	24,799
Micro Focus International plc, ADR	162	1,186
Mitchells & Butlers plc(1)(2)	2,602	11,248
Mitie Group plc(1)	1,968	1,903
Mondi plc	2,319	62,627
Moneysupermarket.com Group plc	4,312	16,532
Morgan Advanced Materials plc	3,279	15,495
Morgan Sindall Group plc	276	8,743
Mortgage Advice Bureau Holdings Ltd.	524	8,798
Motorpoint group plc(1)	1,442	5,489
Naked Wines plc(1)	964	11,038
National Grid plc, ADR	1,972	131,868
Natwest Group plc, ADR	13,113	78,022
Network International Holdings plc(1)	2,214	12,495
Next plc(1)	885	102,202
Ninety One plc	541	1,831
Norcros plc(1)	340	1,469
Ocado Group plc(1)	886	23,705
On the Beach Group plc(1)	178	1,028
OSB Group plc	2,623	17,413
Pagegroup plc(1)	3,993	33,857
Pan African Resources plc(2)	11,404	3,758
Paragon Banking Group plc	2,054	14,171
PayPoint plc	948	7,949
Pearson plc, ADR	1,762	20,580
Pennon Group plc	1,669	24,989
Persimmon plc	1,177	52,626
Petrofac Ltd.(1)(2)	2,622	4,939
Petropavlovsk plc(1)(2)	26,205	9,289
Phoenix Group Holdings plc	5,470	57,099
Photo-Me International plc(1)	906	902
Playtech plc(1)	3,187	20,790
Plus500 Ltd.	1,313	28,110
Premier Foods plc(1)	10,225	15,373
Provident Financial plc(1)	3,676	12,376
Prudential plc, ADR(2)	1,491	63,681
PZ Cussons plc	2,000	7,222
QinetiQ Group plc	1,672	8,426
Quilter plc	16,741	36,417
Rathbone Brothers plc	322	8,198
Reach plc	5,624	18,988
Reckitt Benckiser Group plc	1,715	154,690
Redde Northgate plc	3,835	20,917
Redrow plc	2,353	22,634
RELX plc, ADR	4,538	118,578
Renewi plc(1)	8,776	6,767
Renishaw plc	107	8,388
Rentokil Initial plc	4,796	32,172
Restaurant Group plc (The)(1)	616	1,059

Restore plc(1)	170	1,002
Rhi Magnesita NV	334	21,058
Rightmove plc	5,889	50,299
Rio Tinto plc, ADR(2)	3,736	326,638
Rolls-Royce Holdings plc(1)	12,153	18,415
Rotork plc	3,859	18,483
Royal Dutch Shell plc, Class A ADR	5,995	231,467
Royal Dutch Shell plc, Class B ADR	5,418	196,782
Royal Mail plc(1)	8,658	70,999
RPS Group plc(1)	912	1,254
RSA Insurance Group Ltd.	4,720	45,823
RWS Holdings plc	566	5,134
Sabre Insurance Group plc	263	978
Saga plc(1)	108	582
Sage Group plc (The)	1,165	10,834
Savills plc	1,492	25,063
Schroders plc	234	11,786
Senior plc(1)	6,285	14,170
Serco Group plc	3,080	5,892
Serica Energy plc	3,636	5,994
Severn Trent plc	497	17,275
Shanta Gold Ltd.	16,512	3,863
SIG plc(1)	916	801
Signature Aviation plc(1)	5,137	28,792
Sirius Real Estate Ltd.	6,667	9,557
Smart Metering Systems plc	512	6,253
Smith & Nephew plc, ADR	856	37,253
Smiths Group plc	906	19,869
Softcat plc	957	24,865
Spectris plc	435	19,785
Speedy Hire plc(1)	6,740	7,155
Spirax-Sarco Engineering plc	254	45,656
Spire Healthcare Group plc(1)	642	2,228
Spirent Communications plc	3,163	11,179
SSE plc	2,148	46,882
SSP Group plc(1)	3,100	12,915
St Modwen Properties plc	863	6,710
St. James's Place plc	4,354	86,135
Stagecoach Group plc(1)	3,838	4,709
Standard Chartered plc (London)	12,389	89,134
Standard Life Aberdeen plc	3,591	13,973
SThree plc	1,588	9,413
Stock Spirits Group plc	1,858	7,054
Strix Group plc	2,672	11,291
Studio Retail Group plc(1)	420	1,664
Superdry plc(1)	1,215	6,777
Synthomer plc	2,700	20,213
Tate & Lyle plc	3,540	38,454
Tatton Asset Management plc	821	4,700
Taylor Wimpey plc	13,697	33,208
TBC Bank Group plc(1)	482	7,928
Telit Communications plc(1)	1,507	4,834
Tesco plc	20,158	63,805
TI Fluid Systems plc	1,823	7,908

Topps Tiles plc(1)	1,038	1,098
TP Icap Group plc	4,487	13,618
Trainline plc(1)	174	698
Travis Perkins plc(1)	892	20,756
Treatt plc	501	8,160
TUI AG(1)	1,949	11,941
Tullow Oil plc(1)(2)	13,780	9,990
UDG Healthcare plc	656	9,838
Ultra Electronics Holdings plc	39	1,137
Unilever plc, ADR	4,245	254,573
United Utilities Group plc	4,817	66,969
Vertu Motors plc(1)	1,944	1,199
Vesuvius plc	1,468	11,708
Victrex plc	494	16,896
Virgin Money UK plc(1)	12,969	38,803
Vistry Group plc	958	17,965
Vodafone Group plc, ADR	9,826	181,486
Vp plc	87	1,088
Watkin Jones plc	3,373	10,762
Weir Group plc (The)(1)	1,376	37,496
WH Smith plc(1)	794	19,447
Whitbread plc(1)	334	15,043
Wickes Group plc(1)	1,000	3,633
WM Morrison Supermarkets plc	13,386	33,583
WPP plc, ADR(2)	174	12,039
Yellow Cake plc(1)	1,065	4,030
		9,587,318
United States†
Resolute Forest Products, Inc.(1)	500	8,431
TOTAL COMMON STOCKS (Cost $49,444,311)		69,991,010
WARRANTS†
Canada†
Cenovus Energy, Inc.(1)	260	1,074
Switzerland†
Cie Financiere Richemont SA(1)	2,092	1,349
TOTAL WARRANTS (Cost $970)		2,423
RIGHTS†
Australia†
MyState Ltd.(1)	92	40
Italy†
Brembo SpA(1)	747	1
Singapore†
Singapore Airlines Ltd.(1)	8,569	65
Spain†
Almirall SA(1)	754	188
Ferrovial SA(1)	509	124
		312
TOTAL RIGHTS (Cost $290)		418
TEMPORARY CASH INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $776,585)	776,585	776,585

TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 4.6%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $3,254,604)	3,254,604	3,254,604
TOTAL INVESTMENT SECURITIES — 103.9% (Cost $53,476,760)		74,025,040
OTHER ASSETS AND LIABILITIES — (3.9)%		(2,756,202)
TOTAL NET ASSETS — 100.0%		$71,268,838

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	3	June 2021	$630,360	$7,343
^ Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	20.0%
Industrials	17.6%
Consumer Discretionary	12.6%
Materials	12.0%
Health Care	7.3%
Information Technology	6.9%
Consumer Staples	6.6%
Communication Services	4.8%
Energy	4.2%
Utilities	4.0%
Real Estate	2.2%
Temporary Cash Investments	1.1%
Temporary Cash Investments - Securities Lending Collateral	4.6%
Other Assets and Liabilities	(3.9)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
SDR	-	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,084,672. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,292,605, which includes securities collateral of $2,038,001.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	512,906	4,130,658	—
Belgium	124,593	546,001	—
Canada	12,806	6,953,581	—
Denmark	428,960	1,078,017	—
Finland	51,301	671,655	—
France	968,848	5,583,869	—
Germany	331,023	5,292,460	—
Hong Kong	25,344	1,958,920	—
Israel	140,801	424,220	—
Italy	147,214	1,488,746	—
Japan	1,384,640	13,491,344	—
Netherlands	952,880	1,574,297	—
Norway	80,459	485,827	—
Spain	426,092	1,134,952	—
Sweden	185,066	2,515,297	—
Switzerland	897,573	4,655,177	—
United Kingdom	3,516,992	6,070,326	—
Other Countries	—	1,748,165	—
Warrants	—	2,423	—
Rights	—	418	—
Temporary Cash Investments	776,585	—	—
Temporary Cash Investments - Securities Lending Collateral	3,254,604	—	—
	14,218,687	59,806,353	—
Other Financial Instruments
Futures Contracts	7,343	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.